     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1997


                                                       REGISTRATION NO. 33-61672
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 6

                                       TO

                                    FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                  OF 1933 OF THE SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                             (EXACT NAME OF TRUST)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (NAME OF DEPOSITOR)

                         100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                    Senior Vice President & General Counsel
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                            ------------------------
                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.

                      SUTHERLAND, ASBILL & BRENNAN, L.L.P.

                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2404
                            ------------------------
        It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b)

        [X] on May 1, 1997 pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)
        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Check box if it is proposed that the filing will become effective on (date) at (time) pursuant to Rule 487 [ ]


     Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the year ended December 31, 1996 on February 26, 1997.

================================================================================

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                     ML LIFE INSURANCE COMPANY OF NEW YORK

                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2


N-8B-2 ITEM                                  CAPTION IN PROSPECTUS
------------     ------------------------------------------------------------------------------
     1           Cover Page
     2           Cover Page
     3           Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York; More About the Separate Account and its Divisions
     4           Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S); More About the Contract (Selling the
                   Contracts)
     5           Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S); More About ML Life Insurance Company of
                   New York (State Regulation)
     6           Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (The Separate Account); More About the Separate Account and its
                   Divisions (Charges to Series Fund Assets)
     7           Not Applicable
     8           Experts
     9           More About ML Life Insurance Company of New York (Legal Proceedings)
     10          Summary of the Contract; Facts About the Contract; More About the Contract;
                   More About the Separate Account and its Divisions
     11          Summary of the Contract (The Investment Divisions); Facts About the Separate
                   Account, the Funds, the Zero Trusts and ML of New York; More About the
                   Separate Account and its Divisions (About the Separate Account; The Zero
                   Trusts)
     12          Summary of the Contract (The Investment Divisions); Facts About the Separate
                   Account, the Funds, the Zero Trusts and ML of New York; More About the
                   Separate Account and its Divisions
     13          Summary of the Contract (Loans; Fees and Charges); Facts About the Contract
                   (Charges Deducted from the Investment Base; Contract Loading; Charges to the
                   Separate Account; Guarantee Period; Cash Value; Loans; Partial Withdrawals;
                   Death Benefit Proceeds; Payment of Death Benefit Proceeds; Rights to Cancel
                   (or Exchange); More About the Contract (Group or Sponsored Arrangements; ML
                   of New York's Income Taxes); More About the Separate Account and its
                   Divisions (Charges to Fund Assets)
     14          Facts About the Contract (Who May Be Covered; Purchasing a Contract;
                   Additional Payments); More About the Contract (Other Contract Provisions)
     15          Summary of the Contract (Availability and Payments); Facts About the Contract
                   (Purchasing A Contract; Additional Payments); More About the Contract
                   (Income Plans)
     16          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York; More About the Separate Account and its Divisions
     17          Summary of the Contract (Net Cash Surrender Value; Rights to Cancel ("Free
                   Look" Period) or Exchange; Partial Withdrawals); Facts About the Contract
                   (Cash Value; Partial Withdrawals; Right to Cancel or Exchange); More About
                   the Contract (Using the Contract; Some Administrative Procedures)
     18          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York; More About the Separate Account and its Divisions
     19          More About ML Life Insurance Company of New York

N-8B-2 ITEM                                  CAPTION IN PROSPECTUS
------------     ------------------------------------------------------------------------------
     20          Not Applicable
     21          Summary of the Contract (Loans); Facts About the Contract (Loans)
     22          Not Applicable
     23          Not Applicable
     24          Not Applicable
     25          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S); More About ML Life Insurance Company of
                   New York
     26          Not Applicable
     27          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S); More About ML Life Insurance Company of
                   New York
     28          More About ML Life Insurance Company of New York
     29          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S)
     30          Not Applicable
     31          Not Applicable
     32          Not Applicable
     33          Not Applicable
     34          Not Applicable
     35          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S)
     36          Not Applicable
     37          Not Applicable
     38          Facts About the Separate Account, the Funds, the Zero Trusts and ML Life of
                   New York (ML of New York and MLPF&S); More About the Contract (Selling the
                   Contracts)
     39          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S); More About the Contract (Selling the
                   Contracts)
     40          More About the Contract (Selling the Contract)
     41          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S); More About the Contract (Selling the
                   Contracts)
     42          Not Applicable
     43          Not Applicable
     44          Facts About the Contract; More About the Contract
     45          Not Applicable
     46          Summary of the Contract; Facts About the Contract (Net Cash Surrender Value;
                   Partial Withdrawals)
     47          Summary of the Contract (The Investment Divisions); Facts About the Separate
                   Account, the Funds, the Zero Trusts and ML of New York; More About the
                   Separate Account and its Divisions
     48          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York (ML of New York and MLPF&S); More About ML Life Insurance Company of
                   New York (State Regulation)

N-8B-2 ITEM                                  CAPTION IN PROSPECTUS
------------     ------------------------------------------------------------------------------
     49          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York; Facts About the Contract (Charges Deducted from the Investment Base;
                   Contract Loading; Charges to the Separate Account); More About the Contract
                   (Selling the Contracts)
     50          Not Applicable
     51          Facts About the Contract; More About the Contract
     52          Facts About the Separate Account, the Funds, the Zero Trusts and ML of New
                   York; More About the Separate Account and its Divisions
     53          More About the Contract (Tax Considerations; ML of New York's Income Taxes)
     54          Not Applicable
     55          Not Applicable
     56          Not Applicable
     57          Not Applicable
     58          Not Applicable
     59          More About ML Life Insurance Company of New York (Financial Statements)

PROSPECTUS

MAY 1, 1997


                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II

                           FLEXIBLE PREMIUM VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                   HOME OFFICE: 100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                         1414 MAIN STREET, THIRD FLOOR
                     SPRINGFIELD, MASSACHUSETTS 01104-1007
                             PHONE: (800) 831-8172
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus is for a flexible premium variable universal life insurance contract (the "Contract") offered by ML Life Insurance Company of New York ("ML of New York"), a subsidiary of Merrill Lynch & Co., Inc.


During the "free look" period, the initial payment less contract loading will be invested only in the division investing in the Money Reserve Portfolio. After the "free look" period, the contract owner may invest in up to any five of the 38 investment divisions of ML of New York Variable Life Separate Account II (the "Separate Account"), the ML of New York separate investment account available under the Contract. The investments available through the investment divisions include ten mutual fund portfolios of the Merrill Lynch Series Fund, Inc.; seven mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc.; two mutual fund portfolios of the AIM Variable Insurance Funds, Inc.; one mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.; two mutual fund portfolios of the MFS Variable Insurance Trust; and sixteen unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities. Currently, the contract owner may change his or her investment allocation as many times as desired.


The Contract provides an estate benefit through life insurance coverage on the life of the insured. The Contract offers two death benefit options. At the election of the contract owner, the death benefit may include the Contract's cash value. Subject to certain conditions, contract owners may purchase additional insurance through an additional insurance rider. ML of New York guarantees that the coverage will remain in force for the guarantee period. Each payment will extend the guarantee period until such time as the guarantee period is established for the whole of life of the insured. During this guarantee period, ML of New York will terminate the Contract only if the debt exceeds certain contract values. After the guarantee period, the Contract will remain in force as long as there is not excessive debt and as long as the cash value is sufficient to cover the charges due. While the Contract is in force, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will generally never be less than the current face amount.

The Contract allows for additional payments. Contract owners may also borrow up to the loan value of the Contract, make partial withdrawals or turn in the Contract for its net cash surrender value. The net cash surrender value will vary with the investment results of the investment divisions chosen. ML of New York does not guarantee any minimum net cash surrender value.

It may not be advantageous to replace existing insurance with the Contract. The Contract may be exchanged for a contract with benefits that do not vary with the investment results of a separate account.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE LIFE INSURANCE CONTRACT, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. ML OF NEW YORK DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. CONTRACT OWNERS SHOULD EVALUATE THEIR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.


PARTIAL WITHDRAWALS AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE THE CONTRACT OWNER ATTAINS AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX. LOANS MAY BE TAXABLE IF THE CONTRACT BECOMES A "MODIFIED ENDOWMENT CONTRACT."



PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS VARIABLE INSURANCE TRUST; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                         PAGE
                                                                                         ----
IMPORTANT TERMS.......................................................................      4
SUMMARY OF THE CONTRACT
  Purpose of the Contract.............................................................      5
  Availability and Payments...........................................................      6
  CMA(R) Insurance Service............................................................      6
  The Investment Divisions............................................................      6
  How the Death Benefit Varies........................................................      6
  How the Investment Base Varies......................................................      7
  Net Cash Surrender Value............................................................      7
  Illustrations.......................................................................      7
  Replacement of Existing Coverage....................................................      7
  Rights to Cancel ("Free Look" Period) or Exchange...................................      7
  How Death Benefit and Cash Value Increases are Taxed................................      7
  Loans...............................................................................      8
  Partial Withdrawals.................................................................      8
  Fees and Charges....................................................................      8
FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS, THE ZERO TRUSTS
  AND ML OF NEW YORK
  The Separate Account................................................................      9
  The Series Fund.....................................................................      9
  The Variable Series Funds...........................................................     10
  The AIM V.I. Funds..................................................................     11
  The Alliance Fund...................................................................     12
  The MFS Trust.......................................................................     12
  Certain Risks of the Funds..........................................................     13
  The Zero Trusts.....................................................................     13
  ML of New York and MLPF&S...........................................................     14
FACTS ABOUT THE CONTRACT
  Who May be Covered..................................................................     14
  Purchasing a Contract...............................................................     14
  Additional Insurance Rider..........................................................     15
  Additional Payments.................................................................     16
  Effect of Additional Payments.......................................................     16
  Investment Base.....................................................................     17
  Charges Deducted from the Investment Base...........................................     18
  Contract Loading....................................................................     18
  Charges to the Separate Account.....................................................     19
  Charges to Fund Assets..............................................................     19
  Guarantee Period....................................................................     20
  Cash Value..........................................................................     21
  Loans...............................................................................     22
  Partial Withdrawals.................................................................     23
  Death Benefit Proceeds..............................................................     23
  Payment of Death Benefit Proceeds...................................................     25
  Rights to Cancel or Exchange........................................................     25
  Reports to Contract Owners..........................................................     26
MORE ABOUT THE CONTRACT
  Using the Contract..................................................................     26
  Some Administrative Procedures......................................................     27
  Other Contract Provisions...........................................................     28
  Income Plans........................................................................     29

                                                                                         PAGE
                                                                                         ----
  Group or Sponsored Arrangements.....................................................     29
  Unisex Legal Considerations for Employers...........................................     30
  Selling the Contracts...............................................................     30
  Tax Considerations..................................................................     31
  ML of New York's Income Taxes.......................................................     34
  Reinsurance.........................................................................     34
MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS
  About the Separate Account..........................................................     34
  Changes Within the Account..........................................................     35
  Net Rate of Return for an Investment Division.......................................     35
  The Funds...........................................................................     35
  The Zero Trusts.....................................................................     37
ILLUSTRATIONS
  Illustrations of Death Benefits, Investment Base, Net Cash Surrender Values and
     Accumulated Payments.............................................................     38
EXAMPLES
  Additional Payments.................................................................     44
  Partial Withdrawals.................................................................     44
  Changing the Death Benefit Option...................................................     45
MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK
  Directors and Executive Officers....................................................     46
  Service Arrangement.................................................................     47
  State Regulation....................................................................     48
  Legal Proceedings...................................................................     48
  Experts.............................................................................     48
  Legal Matters.......................................................................     48
  Registration Statements.............................................................     48
  Financial Statements................................................................     48
  Financial Statements of ML of New York Variable Life Separate Account II............    S-1
  Financial Statements of ML Life Insurance Company of New York.......................    G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

additional payment: is a payment which may be made after the "free look" period. Additional payments do not require evidence of insurability.

attained age: is the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium necessary for the face amount of the contract to endow at the insured's age 100. ML of New York assumes death benefit option 1 is elected and further assumes a 5% annual rate of return on the base premium less contract loading and a maximum cost of insurance charge. Once determined, the base premium will not change.

cash value: is equal to the investment base plus any unearned charges for cost of insurance and rider costs plus any debt less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

cash value corridor factor: is used to determine the amount of death benefit purchased by $1.00 of cash value. ML of New York uses this factor in the calculation of the variable insurance amount to make sure that the Contract always meets the requirements of what constitutes a life insurance contract under the Internal Revenue Code.

contract anniversary:  is the same date of each year as the contract date.

contract date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center. It is also referred to as the policy date.

contract loading: is chargeable to all payments for sales load, federal tax and premium tax charges.

death benefit: if option 1 is elected, it is the larger of the face amount and the variable insurance amount; if option 2 is elected it is the larger of the face amount plus the cash value and the variable insurance amount.

death benefit proceeds: are equal to the death benefit plus the amount of any insurance provided by a rider less any debt.

debt:  is the sum of all outstanding loans on a contract plus accrued interest.


excess sales load: a portion of the sales load calculated during the first two policy years that may be refunded in the event of surrender during the first two policy years. After policy year two, the excess sales load is zero.


face amount: is the minimum death benefit as long as the Contract remains in force. The face amount will change if a change in death benefit option is made or if a partial withdrawal is taken.

fixed base: is calculated in the same manner as the cash value except that 5% is substituted for the net rate of return, the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs are substituted for current rates and loans and repayments are not taken into account. After the end of the guarantee period, the fixed base is zero.

guarantee period: is the time guaranteed that the Contract will remain in force regardless of investment experience, unless the debt exceeds certain values. It is the period that a comparable fixed life insurance contract (same face amount, payments made, guaranteed mortality table, contract loading and guaranteed maximum rider costs) would remain in force if credited with 5% interest per year.

in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received.

initial payment:  is the payment required to put the Contract into effect.

investment base: is the amount available under a Contract for investment in the Separate Account at any time. A contract owner's investment base is the sum of the amounts invested in each of the selected investment divisions.

investment division:  is any division in the Separate Account.

issue age: is the insured's age as of his or her birthday nearest the contract date.

issue date: is the date that the Contract is issued. The contestable and suicide periods are measured from this date.

net amount at risk: is the excess, as of a processing date, of the death benefit (adjusted for interest at an annual rate of 5%) over the cash value, but before the deduction for cost of insurance.

net cash surrender value:  is equal to the cash value less debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when ML of New York deducts certain charges from the investment base.

processing period:  is the period between consecutive processing dates.

target premium:  is equal to 75% of the base premium.

variable insurance amount: is computed daily by multiplying the cash value (plus certain excess sales load during the first 24 months after the Contract is issued) by the cash value corridor factor for the insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

PURPOSE OF THE CONTRACT

This flexible premium variable universal life insurance contract offers a choice of investments and an opportunity for the Contract's investment base, cash value and death benefit to grow based on investment results.

ML of New York does not guarantee that contract values will increase. Depending on the investment results of selected investment divisions, the investment base, cash value and death benefit may increase or decrease on any day. The contract owner bears the investment risk. ML of New York guarantees to keep the Contract in force during the guarantee period subject to the effect of any debt.

Life insurance is not a short term investment. The contract owner should evaluate the need for insurance and the Contract's long term investment potential and risks before purchasing a contract.


The Contract should be purchased as a long-term investment designed to provide a death benefit. The Contract's net cash surrender value, as well as its death benefit, may be used to provide proceeds for various individual and business planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to lapse; in addition, partial withdrawals may be currently taxable. If the performance of the investment divisions to which investment base is allocated is not sufficient to provide funds for the specific planning purpose contemplated, or if insufficient payments are made or Contract values maintained, then the purchaser may not be able to utilize the Contract to achieve the purposes for which it was purchased. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, a purchaser should consider whether the long-term nature of the Contract, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes for which the Contract is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations" on page 31.)

AVAILABILITY AND PAYMENTS

The Contract is available in New York. A Contract may be issued for an insured from age 20 through age 85. The minimum initial payment is 75% of the base premium.

ML of New York will not accept an initial payment that provides a guarantee period of less than two years. The guarantee period is the period of time ML of New York guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values.

ML of New York will issue a Contract only with a face amount (including any additional insurance rider face amount) greater than $750,000.

Contract owners may make additional payments. Contract owners may specify an additional payment amount on the application to be paid on either a quarterly or annual basis. For additional payments not being withdrawn from a CMA account, ML of New York will send reminder notices for such amounts beginning in the second contract year.

CMA(R) INSURANCE SERVICE

Contract owners who subscribe to the Merrill Lynch Cash Management Account(R) financial service ("CMA account") may elect to have their Contract linked to their CMA account electronically. Certain transactions will be reflected in monthly CMA account statements. Payments may be transferred to and from the Contract through a CMA account.

THE INVESTMENT DIVISIONS


During the "free look" period, the initial payment less contract loading will be invested in the investment division of the Separate Account investing in the Money Reserve Portfolio. After the "free look" period, the contract owner may select up to five of the 38 investment divisions in the Separate Account. See "Changing the Allocation" on page 17.



Payments are invested in investment divisions of the Separate Account. Ten investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the Merrill Lynch Series Fund, Inc. (the "Series Fund"). Seven investment divisions of the Separate Account invest exclusively in Class A shares of designated mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"). One investment division of the Separate Account invests exclusively in shares of a designated mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the MFS Variable Insurance Trust (the "MFS Trust"). Each mutual fund portfolio has a different investment objective. The other sixteen investment divisions invest in units of designated unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). The contract owner's payments are not invested directly in the Series Fund, the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, or the MFS Trust (each, a "Fund"; collectively, the "Funds"); or in the Zero Trusts.


HOW THE DEATH BENEFIT VARIES

Contract owners elect a death benefit option on the application. Under option 1, the death benefit equals the larger of the face amount or the variable insurance amount. Under option 2, the death benefit equals the larger of the sum of the face amount plus the cash value or the variable insurance amount. Subject to certain conditions, contract owners may change the death benefit option. The death benefit may increase or decrease on any day depending on the investment results of the investment divisions chosen by the contract owner. Death benefit proceeds equal the death benefit

---------------
Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

reduced by any debt and increased by any rider benefits payable. (See "Death Benefit Proceeds" on page 23.)


HOW THE INVESTMENT BASE VARIES


A Contract's investment base is the amount available for investment at any time. On the contract date (usually the business day next following receipt of the initial payment at the Service Center), the investment base is equal to the initial payment less contract loading and charges for cost of insurance and rider costs. Afterwards, it varies daily based on investment performance of the investment divisions chosen. The contract owner bears the risk of poor investment performance and receives the benefit of favorable investment performance. Contract owners may wish to consider diversifying their investment in the Contract by allocating the investment base to two or more investment divisions.


NET CASH SURRENDER VALUE


Contract owners may surrender their Contracts at any time and receive the net cash surrender value. The net cash surrender value varies daily based on investment performance of the investment divisions chosen. ML of New York doesn't guarantee any minimum net cash surrender value. If the Contract is surrendered within 24 months after issue, the contract owner will receive certain excess sales load. (See "Contract Loading -- Excess Sales Load" on page 19.)


ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. These rates are not guaranteed. They are illustrative only and should not be deemed a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Before purchasing a Contract, the contract owner should ask his or her Merrill Lynch registered representative if changing, or adding to, current insurance coverage would be advantageous. Generally, it is not advisable to purchase another contract as a replacement for existing coverage. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of contract illustrations.

RIGHTS TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once the contract owner receives the contract, he or she should review it carefully to make sure it is what he or she intended to purchase. A Contract may be returned for a refund within the later of ten days after the contract owner receives it, 45 days after the contract owner completes the application, or ten days after ML of New York mails or personally delivers the Notice of Withdrawal Right to the contract owner. If the Contract is returned during the "free look" period, ML of New York will refund the initial payment without interest.


Once the Contract is issued, a contract owner may also exchange the Contract for a contract with benefits that do not vary with the investment results of a separate account. (See "Exchanging the Contract" on page 25.)


HOW DEATH BENEFIT AND CASH VALUE INCREASES ARE TAXED

Under current federal tax law, life insurance contracts receive tax-favored treatment. The death benefit is generally excludable from the beneficiary's gross income for federal income tax purposes, according to Section 101(a)(1) of the Internal Revenue Code. An owner of a life insurance contract is not taxed on any increase in the cash value while the contract remains in force.

If the Contract is a modified endowment contract under federal tax law, certain distributions made during the insured's lifetime, such as loans, partial withdrawals, collateral assignments, capitalized interest, and complete surrenders, are includable in gross income on an income-first basis. A 10% penalty tax may also be imposed on distributions made before the contract owner attains age 59 1/2. Contracts that are not modified endowment contracts under federal tax law receive preferential tax treatment with respect to certain distributions.



For a discussion of the tax issues associated with this Contract, see "Tax Considerations" on page 31.


LOANS


Contract owners may borrow up to the loan value of their Contracts, which is 90% of the cash value. The maximum loan amount that may be borrowed at any time is the difference between the loan value and debt. (See "Loans" on page 22.)



Debt is deducted from the amount payable on surrender of the Contract and is also subtracted from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, the amount of capitalized interest will be treated as a taxable distribution. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with a loan outstanding, adverse tax consequences may result. Policy debt is considered part of total cash value which is used to calculate gain. (See "Tax Considerations" on page 31.)


PARTIAL WITHDRAWALS


Contract owners may make partial withdrawals beginning in contract year sixteen, subject to certain conditions. (See "Partial Withdrawals" on page 23.)


FEES AND CHARGES

Contract Loading. ML of New York deducts certain charges from all payments before they are invested in the investment divisions. These charges are:

     - Sales load equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter.

     - State and local premium tax charge of 2% of each payment.

     - A charge for federal taxes of 1.25% of each payment.


(See "Contract Loading" on page 18.)


Investment Base Charges. ML of New York deducts certain charges from the investment base. The charges deducted are:


     - On the contract date and on all processing dates after the contract date, ML of New York makes deductions for cost of insurance (see "Cost of Insurance" on page 18) and any rider costs (see "Additional Insurance Rider" on page 15).


     - On each contract anniversary, ML of New York makes deductions for the net loan cost if there has been any debt during the prior year. It equals a maximum of 2% of the debt per year.

Separate Account Charges. There are certain charges deducted daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - an asset charge designed to cover mortality and expense risks deducted from all investment divisions which is equivalent to .90% annually at the beginning of the year; and

     - a trust charge deducted from only those investment divisions investing in the Zero Trusts, which is currently equivalent to .34% annually at the beginning of the year and will never exceed .50% annually.

Advisory Fees. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets" on page 19.)


This summary is intended to provide only a very brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. The Contract together with its attached applications, medical exam(s), amendments, riders and endorsements constitutes the entire agreement between the contract owner and ML of New York and should be retained.

For the definition of certain terms used in this Prospectus, see "Important Terms" on page 4.


                  FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS,


                       THE ZERO TRUSTS AND ML OF NEW YORK


THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established by ML of New York on December 4, 1991. It is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. The Separate Account is used to support the Contract as well as to support other variable life insurance contracts issued by ML of New York.

ML of New York owns all of the assets in the Separate Account. The assets of the Separate Account are kept separate from ML of New York's general account and any other separate accounts it may have. New York insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business ML of New York conducts.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of ML of New York. Income, gains, and losses, whether or not realized, from assets allocated are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of ML of New York. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate contract value allocated to the Separate Account under the Contracts), ML of New York may transfer the excess to its general account.


There are currently 38 investment divisions in the Separate Account. Ten invest in shares of a specific portfolio of the Series Fund. Seven invest in shares of a specific portfolio of the Variable Series Funds. Two invest in shares of a specific portfolio of the AIM V.I. Funds. One invests in shares of a specific portfolio of the Alliance Fund. Two invest in shares of a specific portfolio of the MFS Trust. Sixteen invest in units of a specific Zero Trust. Complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio (including specific risks associated with investment in the High Yield Portfolio of the Series Fund) can be found in the accompanying prospectuses. They should be read in conjunction with this Prospectus.


THE SERIES FUND


The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives of the Series Fund portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.

Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Government or its agencies with a maximum maturity of 15 years.


Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk, and secondarily, seeks the preservation of capital. In seeking to achieve these objectives, the Portfolio invests at least 80% of the value of its assets in debt securities that have a rating within the three highest grades of Moody's or Standard & Poor's.



High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management, and secondarily capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").



Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.



Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.


Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.


MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 19.)


THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its 16 mutual fund portfolios are currently available through the Separate Account. The investment objectives of the seven available Variable Series Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.


Basic Value Focus Fund seeks capital appreciation, and secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.



Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.


Global Utility Focus Fund seeks to obtain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management of the Fund, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.


International Equity Focus Fund seeks to obtain capital appreciation and secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities.


Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.


Equity Growth Fund seeks to attain long-term growth of capital by investing in a diversified portfolio of securities primarily common stocks, of relatively small companies that management of the Fund believes have special investment value, and of emerging growth companies regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection.



Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").



The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 19.)



THE AIM V.I. FUNDS



The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.



AIM V.I. Capital Appreciation Fund seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. The portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.



AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The investment division investing in this Fund should not be selected by contract owners who seek income as their primary investment objective.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is a wholly owned subsidiary of A I M Management Group Inc., an indirect subsidiary of AMVESCO plc (formerly INVESCO plc). AIM is a registered adviser under the Investment Advisers Act of 1940. AIM was organized in 1976, and, together with its domestic subsidiaries, manages or advises 48 investment company portfolios (including the AIM V.I. Funds). The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets" on page 19.)



THE ALLIANCE FUND



The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. The investment objective of the available Alliance Fund portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.



Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.



Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a registered adviser under the Investment Advisers Act of 1940. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets" on page 19.)



THE MFS TRUST



The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.



MFS Emerging Growth Series seeks to provide long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital.



MFS Research Series seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility.



MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, and is a registered adviser under the Investment Advisers Act of 1940. MFS is

America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets" on page 19.)



CERTAIN RISKS OF THE FUNDS



Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.



In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.



In selecting investments for the AIM V.I. Capital Appreciation Fund, AIM is particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and a contract owner should not consider a purchase of shares of the Fund as equivalent to a complete investment program.



For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.



Because investment in these Portfolios and Funds entails relatively greater risk of loss of income or principal, it may not be appropriate to allocate all payments and investment base to an investment division that invests in one of these Portfolios or Funds.


THE ZERO TRUSTS

The Zero Trusts was formed to provide safety of capital and a high yield to maturity. It seeks this through U.S. Government-backed investments which make no periodic interest payments and, therefore, are purchased at a deep discount. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.


The Zero Trusts currently available have maturity dates in years 1998 through 2011, 2013 and 2014.



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units when ML of New York needs to sell them to pay benefits and make reallocations. ML of New York pays the sponsor a fee for these transactions and is reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts" on page 19.)


ML OF NEW YORK AND MLPF&S

ML of New York is a stock life insurance company organized under the laws of the State of New York in 1973. It is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ML of New York is authorized to sell life insurance and annuities in 9 states. It is also authorized to sell variable life insurance and variable annuities in certain of those jurisdictions.


MLPF&S is a wholly owned subsidiary of Merrill Lynch & Co., Inc. and provides a broad range of securities brokerage and investment banking services in the United States. It provides marketing services for ML of New York and is the principal underwriter of the Contracts issued through the Separate Account. ML of New York retains MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts" on page 30.)


                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

The Contract is available in New York. ML of New York will issue a Contract on the life of the insured provided the relationship between the applicant and the insured meets ML of New York's insurable interest requirements and provided the insured is not over age 85 or under age 20. The insured's issue age will be determined using age as of his or her birthday nearest the contract date. The insured must also meet ML of New York's medical and other underwriting requirements, which will include undergoing a medical examination.


ML of New York assigns insureds to underwriting classes which determine the current cost of insurance rates used in calculating cost of insurance deductions. Contracts may be issued on insureds in standard, non-smoker or preferred non-smoker underwriting classes. Contracts may also be issued on insureds in a substandard underwriting class. For a discussion of the effect of underwriting classification on deductions for cost of insurance, see "Cost of Insurance" on page 18.


PURCHASING A CONTRACT


To purchase a Contract, the contract owner must complete an application and make a payment. The payment is required to put the Contract into effect. In the application, the contract owner selects the face amount of the Contract. The amount of the minimum initial payment for a given Contract depends on the face amount selected and the issue age, sex and underwriting class of the insured. The minimum initial payment for any Contract is 75% of the base premium. ML of New York will not accept an initial payment for a specified face amount that will provide a guarantee period of less than two years. (See "Selecting the Initial Face Amount" and "Initial Guarantee Period" on page 15.)

ML of New York also will not accept an initial payment that would cause the Contract to fail to qualify as life insurance under federal tax law as interpreted by ML of New York.

Insurance coverage generally begins as of the contract date, which is usually the next business day following receipt of the initial payment at ML of New York's Service Center. Temporary life insurance coverage may be provided prior to the contract date under the terms of a temporary insurance agreement. In accordance with ML of New York's underwriting rules, temporary life insurance coverage may not exceed $300,000 and may not be in effect for more than 90 days. As provided for under state insurance law, the contract owner, to preserve insurance age, may be permitted to backdate the Contract. In no case may the contract date be more than six months prior to the date the application was completed. Charges for cost of insurance and rider costs for the backdated period are deducted on the contract date.


If ML of New York determines that, based on the contract owner's initial payment and face amount, the Contract will be a modified endowment contract, ML of New York will issue the Contract provided the contract owner signs a statement acknowledging that the Contract is a modified endowment contract or agrees either to reduce the initial payment or to increase the face amount to a level at which the Contract will not be a modified endowment contract. For a discussion of the tax consequences of purchasing a modified endowment contract, see "Tax Considerations" on page 31.



Selecting the Initial Face Amount. The minimum initial face amount (excluding any additional insurance rider face amount) is $250,000 or that face amount which generates a $4,000 base premium, if larger. ML of New York will issue a Contract only with a face amount (including any additional insurance rider face amount) greater than $750,000. The maximum face amount that may be specified for a given initial payment is the amount which will provide an initial guarantee period of at least two years. For the same initial payment amount, the larger the face amount requested, the shorter the guarantee period. The initial face amount will change if the contract owner changes the death benefit option or takes a partial withdrawal. Subject to certain conditions, the contract owner may purchase additional insurance coverage through an additional insurance rider. (See "Additional Insurance Rider" below.)


Initial Guarantee Period. The initial guarantee period for a Contract will be determined by the initial payment, face amount and any additional insurance rider face amount. The guarantee period will be adjusted each time an additional payment is made, when a partial withdrawal is taken, when a death benefit option change results in a change in face amount and when the additional insurance rider face amount is increased or decreased.

The guarantee period is the period of time ML of New York guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values. The guarantee period is based on the guaranteed maximum cost of insurance rates in the Contract, guaranteed maximum rider costs (if an additional insurance rider is elected), the contract loading and a 5% interest assumption. This means that for a given initial payment and face amount, different insureds will have different guarantee periods depending on the age, sex and underwriting class of the insureds. For example, an older insured will have a shorter guarantee period than a younger insured in the same underwriting class.

The maximum guarantee period is for the whole of life of the insured.

ADDITIONAL INSURANCE RIDER

The contract owner may purchase additional insurance coverage payable to the beneficiary on the death of the insured. Additional insurance coverage may be purchased through an additional insurance rider when the Contract is purchased. Under ML of New York's current procedures, the maximum additional insurance rider face amount at the time the Contract is purchased is three times the face amount of the Contract. The rider can also be added on any contract anniversary thereafter, as long as an application is completed, satisfactory evidence of insurability of the insured is provided, and the insured has not attained the age of 69. The minimum additional insurance rider face amount at any time is $100,000. A cost of insurance charge for the rider ("rider charge") will be deducted from the Contract's investment base on each processing date. The rider charge will be based on the same cost of insurance rates as the Contract. (See "Cost of Insurance" on page 18.) Because insurance coverage through an additional insurance rider is purchased through deductions from the Contract's investment base that are not taken into account in determining the base premium, there is no additional contract loading associated with this coverage.


The additional insurance rider and all charges associated with the rider will terminate upon the insured attaining age 70. At that time, all additional insurance coverage will terminate.

Once each year, the additional insurance rider face amount may be increased (subject to evidence of insurability for the insured) or decreased (after the seventh contract anniversary); however, any change in the additional insurance rider face amount must be at least $100,000. The effective date of the change will be the contract anniversary next following underwriting approval of the change. As of the effective date of the increase or decrease in the additional insurance rider face amount, ML of New York uses the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount to calculate a new guarantee period. A decrease in the additional insurance rider face amount will increase the guarantee period. An increase in the additional insurance rider face amount will decrease the guarantee period. An increase will not be allowed on the first contract anniversary if the face amount of the Contract plus the new rider face amount provide a guarantee period of less than one year from the effective date of the increase.


A decrease in the additional insurance rider face amount can cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, ML of New York will not process the decrease until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax consequences of increasing or decreasing the additional insurance rider face amount, see "Tax Considerations" on page 31.


ADDITIONAL PAYMENTS


After the "free look" period, contract owners may make additional payments while the insured is living. Additional payments must be submitted with an additional payment form. The minimum ML of New York will accept for these payments is $100. For Contracts that are not modified endowment contracts, making an additional payment may cause them to become modified endowment contracts. (See "Tax Considerations" on page 31.) ML of New York will return that portion of any additional payment beyond that necessary to extend the guarantee period to the whole of life of the insured. ML of New York will also return that portion of any additional payment that would cause the Contract to fail to qualify as life insurance under federal tax law as interpreted by ML of New York.


Contract owners may specify an additional payment amount on the application to be paid on either an annual or quarterly basis. For additional payments not being withdrawn from a CMA account, ML of New York will send reminder notices beginning in the second contract year. If a contract owner has the CMA Insurance Service, such additional payments may be withdrawn automatically from his or her CMA account and transferred to his or her Contract. The withdrawals will continue under the selected plan until ML of New York is notified otherwise.

EFFECT OF ADDITIONAL PAYMENTS

Generally, any additional payments will be accepted the day they are received at the Service Center. However, if acceptance of any portion of the payment would cause a Contract which is not a modified endowment contract to become a modified endowment contract, to the extent feasible, ML of New York will not accept that portion of the payment unless the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. ML of New York may return that portion of the payment pending receipt of instructions from the contract owner.

On the date ML of New York receives and accepts an additional payment, ML of New York will:

     - increase the Contract's investment base by the amount of the payment less contract loading applicable to the payment;


     - reflect the additional payment in the calculation of the variable insurance amount (see "Variable Insurance Amount" on page 24); and



     - increase the fixed base by the amount of the payment less contract loading applicable to the payment (see "The Contract's Fixed Base" on page 21).


As of the processing date on or next following receipt and acceptance of an additional payment, ML of New York will increase the guarantee period if the guarantee period prior to receipt and acceptance of an additional payment is less than for the whole of life of the insured.


ML of New York will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding to that interest at the annual rate of 5% for the period from the date ML of New York receives and accepts the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is added to the fixed base and the resulting new fixed base is used to calculate a new guarantee period. For a discussion of the effect of additional payments on a Contract's guarantee period, see "Additional Payments" in the Examples on page 44.



If any excess sales load has been applied to keep the Contract in force, any additional payment, less contract loading, will first be applied to recover such excess sales load (see "Excess Sales Load" on page 19). Next, unless specified otherwise, if there is any debt, any payment made will be applied first as a loan repayment, with any excess applied as an additional payment. (See "Loans" on page 22.)


INVESTMENT BASE


A Contract's investment base is the amount available for investment at any time. It is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment less contract loading and charges for cost of insurance and rider costs. ML of New York adjusts the investment base daily to reflect the investment performance of the investment divisions the contract owner has selected. (See "Net Rate of Return for an Investment Division" on page 35.) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account" on page 19.)



Partial withdrawals, loans and deductions for cost of insurance, rider costs and net loan cost decrease the investment base. (See "Charges Deducted from the Investment Base" on page 18, "Partial Withdrawals" on page 23 and "Loans" on page 22.) Loan repayments and additional payments increase it. Contract owners may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If an election is not made, ML of New York will allocate increases and decreases proportionately to the contract owner's investment base as then allocated in the investment divisions.



Investment Allocation During the "Free Look" Period and Preallocation. The initial payment less contract loading will be invested only in the division investing in the Money Reserve Portfolio. Through the first 14 days following the in force date, the initial payment less contract loading will remain in that division. Thereafter, the investment base will be reallocated to the investment divisions selected by the contract owner on the application, if different. The contract owner may invest in up to five of the 38 investment divisions in the Separate Account.



Changing the Allocation. After the "free look" period, a contract owner's investment base may be invested in up to five investment divisions at any one time. Currently, investment allocations may be changed as often as desired. ML of New York reserves the right to charge up to $25 for each change in excess of six each year. In order to change their investment base allocation, contract owners must call or write to the Service Center. (See "Some Administrative Procedures" on page 27.)

Zero Trust Allocations. ML of New York will notify contract owners 30 days before a Zero Trust in which they have invested matures. Contract owners must notify ML of New York by calling or writing at least seven days before the maturity date how to reinvest their funds in the division investing in that Zero Trust. If ML of New York is not notified, it will move the contract owner's investment base in that division to the investment division investing in the Money Reserve Portfolio.

Units of a specific Zero Trust may no longer be available when a request for allocation is received. Should this occur, ML of New York will attempt to notify the contract owner immediately so that the request can be changed.

Allocation to the Division Investing in the Natural Resources Portfolio. ML of New York and the Separate Account reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES DEDUCTED FROM THE INVESTMENT BASE

The charges described below are deducted pro-rata from the investment base on processing dates.

Cost of Insurance. ML of New York deducts the cost of insurance from the investment base on the contract date and on each processing date thereafter. This charge compensates ML of New York for the cost of providing life insurance coverage for the insured. It is based on the underwriting class, sex and attained age of the insured and the Contract's net amount at risk.

To determine the cost of insurance, ML of New York multiplies the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of a processing date, between the death benefit (adjusted for interest at an annual rate of 5%) and the cash value, but before the deduction for cost of insurance.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates depending on the underwriting class, sex and attained age of the insured. Current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

ML of New York guarantees that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (other than those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (CSO Table). ML of New York may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.


Net Loan Cost.  The net loan cost is explained under "Loans" on page 22.



Rider Charges. Rider charges are deducted on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider" on page 15.


CONTRACT LOADING

Chargeable to each payment is an amount called the contract loading. The contract loading equals 49.5% of each payment made until cumulative payments have been made in an amount equal to two base premiums, and 4.5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.


The sales load, equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter, compensates ML of New York for sales expenses and the costs for underwriting and issuing the Contract. The sales load may be reduced in certain group or sponsored arrangements as described on page 29.

The charge for federal taxes is equal to 1.25% of each payment.



The state and local premium tax charge is equal to 2% of each payment.


Excess Sales Load. Excess sales load is equal to any sales load deducted from the first two base premiums in excess of 30% of premiums paid up to an amount equal to the first base premium, and then 10% of the premiums paid up to an amount equal to the second base premium. It is calculated and applied in the following situations only during the first 24 months after the Contract is issued:

     - It is refunded if the Contract is surrendered during the first 24 months after issue.

     - It is added to the cash value so as to keep the Contract in force if debt exceeds the larger of (i) cash value plus any excess sales load not previously applied to keep the Contract in force and (ii) the fixed base during the first 24 months after issue.

     - It is added to the cash value in determining the variable insurance amount during the first 24 months after issue.

CHARGES TO THE SEPARATE ACCOUNT

Each day ML of New York deducts an asset charge from each division of the Separate Account. The total amount of this charge is computed at .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk assumed by ML of New York that insureds as a group will live for a shorter time than actuarial tables predict. As a result, ML of New York would be paying more in death benefits than planned; and

     - the risk assumed by ML of New York that it will cost more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risk assumed by ML of New York with respect to potentially unfavorable investment results. This risk is that the Contract's cash value cannot cover the charges due during the guarantee period.


The total asset charge may not be increased.


Charges to Divisions Investing in the Zero Trusts. ML of New York assesses a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses ML of New York for the transaction charge paid to MLPF&S when units are sold to the Separate Account.

The trust charge is currently equivalent to .34% annually at the beginning of the year. It may be increased, but will not exceed .50% annually at the beginning of the year. The charge is based on cost (taking into account loss of interest) with no expected profit.


Tax Charges. ML of New York has the right under the Contract to impose a charge against Separate Account assets for any taxes imposed on the Separate Account's investment earnings. (See "ML of New York's Income Taxes" on page 34.)



CHARGES TO FUND ASSETS



Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:



     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;



     - .45% of the next $50 million of such assets;



     - .40% of the next $100 million of such assets;



     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.



One or more of the insurance companies investing in the Series Fund has agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. These companies have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.



Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of .60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund. This fee equals an annual rate of .30%, .75%, 1.00%, and .75% of the average daily net assets of the Index 500 Fund, the International Equity Focus Fund, the Developing Capital Markets Focus Fund, and the Equity Growth Fund, respectively.



MLAM and Merrill Lynch Life Agency, Inc. have entered into two agreements which limit the operating expenses paid by each Fund in a given year to 1.25% of its average daily net assets, which is less than the expense limitations imposed by state securities laws or published regulations thereunder. These reimbursement agreements provide that any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.



Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM, which serves as the investment adviser to each fund of the AIM V.I. Funds. As the investment adviser, AIM receives from the AIM V.I. Capital Appreciation Fund and the AIM V.I. Value Fund an advisory fee at an annual rate of .65% of each fund's average daily net assets.



Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance, which serves as the investment adviser to each fund of the Alliance Fund. As the investment adviser, Alliance receives from the Alliance Premier Growth Portfolio an advisory fee at an annual rate of 1.00% of the fund's average daily net assets.



Alliance voluntarily waives fees and expenses that exceed .95% of the average net assets of the Alliance Fund. Alliance may discontinue or reduce any waivers or assumptions of expenses at any time without notice. Alliance, however, intends to continue such reimbursements for the foreseeable future.



Charges to MFS Trusts Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS, which serves as the investment adviser to each of the funds of MFS Trust. As the investment adviser, MFS receives from the MFS Emerging Growth Series and MFS Research Series an advisory fee, computed and paid monthly, at an annual rate of .75% of the average daily net assets of the respective fund.



Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear expenses of the MFS Emerging Growth Series and the MFS Research Series (the "Series") such that each Series' expenses, except for management fees ("Other Expenses"), do not exceed .25% of the average daily net assets of the Series. The obligation of MFS to bear Other Expenses for a Series terminates on the last day of the Series' fiscal year in which Other Expenses are less than or equal to .25%.


GUARANTEE PERIOD


ML of New York guarantees that the Contract will stay in force for the guarantee period unless the debt exceeds certain contract values. (See "Loans" on page 22.) Additional payments will extend the guarantee period until such time as it is guaranteed for the whole of life of the insured. The guarantee period will be affected by partial withdrawals, by changes in death benefit options and by increases and decreases in the face amount of the additional insurance rider. A reserve is held in ML of New York's general account to support this guarantee.


When the Guarantee Period is Less Than for Life. After the end of the guarantee period, ML of New York may cancel the Contract if the cash value plus certain excess sales load on a processing date is insufficient to cover charges due on that date. (See "Charges Deducted from the Investment Base" on page 18 and "Contract Loading -- Excess Sales Load" on page 19.)


ML of New York will notify the contract owner at the contract owner's last known address before cancelling the Contract. The contract owner will then have 61 days to pay an amount which, after deducting contract loading, equals at least three times the charges that were due (and not deducted) on the processing date when the cash value was determined to be insufficient, plus any excess sales load previously applied to keep the Contract in force. If this amount is paid, ML of New York will deduct the charges due on the processing date and apply the balance to investment base. ML of New York will cancel the Contract at the end of this grace period if payment has not yet been received. At that time, ML of New York will deduct any charges for cost of insurance and rider costs that were applicable to the grace period and refund any unearned charges for cost of insurance, rider costs and any excess sales load not previously applied to keep the Contract in force.

If ML of New York cancels a Contract, it may be reinstated while the insured is still living if:

     - the reinstatement is requested within three years after the end of the grace period;

     - ML of New York receives satisfactory evidence of the insured's insurability; and

     - the reinstatement payment is made. The reinstatement payment is the minimum payment for which ML of New York would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insured's attained age and underwriting class as of the effective date of the reinstated Contract.

A reinstated Contract will be effective on the processing date on or next following the date the reinstatement application is approved.

The Contract's Fixed Base. On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated in the same manner as the cash value except that the calculation substitutes 5% for the net rate of return, the guaranteed maximum cost of insurance rates and the guaranteed maximum rider costs are substituted for the current rates and it is calculated as though there had been no loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the end of the guarantee period the fixed base is zero. The fixed base is used to limit ML of New York's right to cancel the Contract during the guarantee period.

Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to equal the whole of life of the insured, the guarantee period will be extended to the whole of life of the insured.

CASH VALUE

A Contract's cash value fluctuates daily with the investment results of the investment divisions selected. ML of New York does not guarantee any minimum cash value. The cash value on any date equals the total investment base plus debt plus unearned charges for cost of insurance and rider costs less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Cancelling the Contract. A contract owner may cancel the Contract at any time the insured is living. The request must be in writing in a form satisfactory to ML of New York. All rights to death benefits will end on the date the written request is sent to ML of New York.

The contract owner will then receive the net cash surrender value. The contract owner may elect to receive this amount either in a single payment or under one or more income plans described on page 29. The net cash surrender value will be determined as of the date of receipt of the written request at the Service Center.



If the Contract is cancelled during the first 24 months after the issue date of the Contract, excess sales load will be refunded except to the extent previously applied to keep the contract in force. (See "Contract Loading -- Excess Sales Load" on page 19.)


LOANS

Contract owners may use the Contract as collateral to borrow funds from ML of New York. The minimum loan is $200. Contract owners may repay all or part of the loan at any time during the insured's lifetime. Each repayment must be for at least $200 or the amount of the debt, if less. If any excess sales load was previously applied to keep the Contract in force, any loan repayment will first be applied to repay such excess sales load.

When a loan is taken, ML of New York transfers a portion of the contract owner's investment base equal to the amount borrowed out of the investment divisions and holds it as collateral in its general account. When a loan repayment is made, ML of New York transfers an amount equal to the repayment from the general account to the investment divisions. The contract owner may select from which divisions borrowed amounts should be taken and which divisions should receive repayments (including interest payments). Otherwise, ML of New York will take the borrowed amounts proportionately from and make repayments proportionately to the contract owner's investment base as then allocated in the investment divisions.

If a contract owner has the CMA Insurance Service, loans may be transferred to and loan repayments transferred from his or her CMA account.

Effect on Death Benefit and Cash Value. Whether or not a loan is repaid, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value may be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash value. The sum of all outstanding loan amounts plus accrued interest is called debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the debt.


Interest. While a loan is outstanding, ML of New York may charge interest at a maximum rate of 6% annually. Currently ML of New York charges interest of 5.25% annually. Interest accrues each day and payments are due at the end of each contract year. IF THE INTEREST ISN'T PAID WHEN DUE, IT IS ADDED TO THE OUTSTANDING LOAN AMOUNT. Interest paid on a loan generally is not tax deductible.


The amount held in ML of New York's general account as collateral for a loan earns interest at a minimum of 4% annually. Currently a loan amount earns interest at 4.5%.

ML of New York may change the interest rates currently charged on loans and the rates of interest earned on the loan collateral amounts. Any such changes will be effective on the contract anniversary following the date such rates are declared.

Net Loan Cost. On each contract anniversary, ML of New York reduces the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and adds that amount to the amount held in the general account as collateral for the loan. Since the interest charged is 5.75% and the collateral earnings on such amounts are 5.0%, the current net loan cost on loaned amounts is .75%. The net loan cost is taken into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Debt. If on a processing date the debt exceeds the larger of (i) cash value plus certain excess sales load, and less charges due on that date, and (ii) the fixed base (if any), ML of New York will cancel the Contract 61 days after a notice of intent to terminate the Contract is mailed to the contract owner unless ML of New York has received at least the minimum repayment amount specified in the notice. During the first 24 months after the Contract is issued, ML of New York will add excess sales load to the cash value as necessary to keep the Contract in force if debt exceeds the larger of the cash value less charges due and the fixed base. (See "Contract Loading -- Excess Sales Load" on page 19.) Upon termination, ML of New York will deduct any charges for cost of insurance and rider costs that may be applicable to the 61-day period and refund any unearned charges for cost of insurance, rider costs and any excess sales load not previously applied to keep the Contract in force. If the Contract lapses with a loan outstanding, adverse tax consequences may result. (See "Tax Considerations" on page 31.)


PARTIAL WITHDRAWALS

Beginning in contract year sixteen, a contract owner may make partial withdrawals by submitting a request in a form satisfactory to ML of New York. The effective date of the withdrawal is the date a withdrawal request is received at the Service Center. Contract owners may elect to receive the withdrawal amount either in a single payment or, subject to ML of New York's rules, under one or more income plans.

Contract owners may make one partial withdrawal each contract year. The minimum amount for each partial withdrawal is $1,000. The remaining cash value less any debt following a partial withdrawal must equal or exceed $5,000. The amount of any partial withdrawal may not exceed the loan value as of the effective date of the partial withdrawal less any debt. A partial withdrawal may not be repaid.

Effect on Investment Base, Fixed Base, Cash Value and Death Benefit. As of the effective date of the withdrawal, the investment base, fixed base, cash value and, if the contract owner has elected death benefit option 1, the face amount of the Contract will each be reduced by the amount of the partial withdrawal. ML of New York allocates this reduction proportionately to the investment base in each of the contract owner's investment divisions unless notified otherwise. The variable insurance amount will also reflect the partial withdrawal as of the effective date.


Effect on Guarantee Period. As of the processing date on or next following the effective date of a partial withdrawal, ML of New York calculates a new guarantee period. This is done by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of the withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is subtracted from the fixed base and the resulting new fixed base is used to calculate a new guarantee period. For a discussion of the effect of partial withdrawals on a Contract's guarantee period, see "Partial Withdrawals" in the Examples on page 44.



A partial withdrawal may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, ML of New York will not process the partial withdrawal until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a partial withdrawal, see "Tax Considerations" on page 31.


DEATH BENEFIT PROCEEDS


ML of New York will pay the death benefit proceeds to the beneficiary upon receipt of all information needed to process the payment, including due proof of the death of the insured. When ML of New York is first provided reliable notification of the insured's death by a representative of the owner or the insured, investment base may be transferred to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

If the insured should die within two years from the Contract's issue date, within two years from the effective date of any requested change in the death benefit option requiring evidence of insurability, or within two years of an increase in the additional insurance rider face amount requiring evidence of insurability, due proof of the insured's death should be sent promptly to the Service Center since ML of New York may pay only a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide" on page 28.)


Death Benefit Proceeds. The death benefit payable depends on the death benefit option in effect on the date of death.

     - Under option 1, the death benefit is equal to the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit is equal to the larger of the face amount plus the cash value or the variable insurance amount.

Contract owners who wish to have investment experience reflected in insurance coverage should choose option 2. Contract owners who wish to have insurance coverage that generally does not vary in amount should choose option 1.

The death benefit will never be less than the amount required to keep the Contract qualified as life insurance under federal income tax laws.

To determine the death benefit proceeds, ML of New York will subtract from the death benefit any debt and add to the death benefit any rider benefits payable.


The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately prior to the grace period reduced by any overdue charges. (See "When the Guarantee Period is Less Than for Life" on page 21.)


Variable Insurance Amount. ML of New York determines the variable insurance amount daily by:

     - calculating the cash value (plus any excess sales load during the first 24 months after the Contract is issued); and

     - multiplying it by the cash value corridor factor (explained below) for the insured at his or her attained age.

The variable insurance amount will never be less than required by federal tax law.

Cash Value Corridor Factor. The cash value corridor factor is used to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the attained age of the insured on the date of calculation. It decreases daily as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. A table of cash value corridor factors as of each anniversary is included in the Contract.

               Table of Illustrative Cash Value Corridor Factors
                                on Anniversaries

ATTAINED AGE       FACTOR
-------------   ------------
40 and under            %250
     45                 %215
     55                 %150
     65                 %120
    75-90               %105
 95 and over            %100

Changing the Death Benefit Option. On each contract anniversary beginning with the fifteenth, the contract owner may change the death benefit option. ML of New York will change the face amount in order to keep the death benefit constant on the effective date of the change. Therefore, if the change is from option 1 to option 2, the face amount of the Contract will be decreased by the cash value on the date of the change. A change in the death benefit option will not be permitted if it would result in a face amount of less than $100,000. If the change is from option 2 to option 1, the face amount of the Contract will be increased by the cash value on the date of the change. For a discussion of the effect of a change in the death benefit option on a Contract, see "Changing the Death Benefit Option" in the Examples on page 45.


If the contract owner requests a change in the death benefit option from option 1 to option 2, evidence of insurability in a form satisfactory to ML of New York that the insured is insurable may be required. In no event will a change be permitted if, after the change, the Contract would not qualify as life insurance under federal tax laws as interpreted by ML of New York.


A change in the death benefit option may cause a Contract which is not a modified endowment contract to become a modified endowment contract. In such a case, ML of New York will not process the change until the contract owner confirms in writing his or her intent to convert the Contract to a modified endowment contract. For a discussion of the tax issues associated with a change in the death benefit option, see "Tax Considerations" on page 31.


PAYMENT OF DEATH BENEFIT PROCEEDS


ML of New York will generally pay the death benefit proceeds to the beneficiary within seven days after all the information needed to process the payment is received at its Service Center. ML of New York will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described on page 29.



Payment may be delayed if the Contract is being contested or under the circumstances described in "Using the Contract" on page 26 and "Other Contract Provisions" on page 28. If a delay is necessary and death of the insured occurs prior to the end of the guarantee period, ML of New York may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, ML of New York may delay payment of the entire death benefit.


RIGHTS TO CANCEL OR EXCHANGE

"Free Look" Period. A contract owner may cancel his or her Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after the Contract is received, 45 days after the contract owner completes the application or ten days after ML of New York mails or personally delivers to the contract owner the Notice of Withdrawal Right. To cancel the Contract during the "free look" period the contract owner must mail or deliver the Contract to ML of New York's Service Center or to the registered representative who sold it. ML of New York will refund the payment made without interest. If cancelled, ML of New York may require the contract owner to wait six months before applying again.

Exchanging the Contract. Contract owners may exchange their Contract at any time for a contract with benefits that do not vary with the investment results of a separate account. A request to exchange must be made in writing. To exchange, the original Contract must be returned to ML of New York's Service Center. The exchange will not require evidence of insurability.


The new contract will have the same owner, insured and beneficiary as those of the original Contract on the date of the exchange. The new contract will also have the same death benefit and the same net amount at risk as this Contract at the time of exchange, and will have payments which are based on the same issue age, sex, and underwriting class of the insured. Any debt will be carried over to the new contract. For a discussion of the tax consequences of exchanging the Contract, see "Tax Considerations" on page 31.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, contract owners will be sent a statement of the allocation of their investment base, death benefit, cash value, any debt and, if there has been a change, the face amount, the guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by New York.


Contract owners will receive confirmation of all financial transactions. Such confirmations will show the price per unit of each of the contract owner's investment divisions, the number of units a contract owner has in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division" on page 35.) The sum of the values in each investment division is a contract owner's investment base.



Contract owners will also be sent an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.


CMA Account Reporting. Contract owners who have the CMA Insurance Service will have certain Contract information included as part of their regular monthly CMA account statement. It will list the investment base allocation, death benefit, cash value, debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is usually the insured, unless another owner has been named in the application. The contract owner has all rights and options described in the Contract.


The contract owner may want to name a contingent owner. If the contract owner dies before the insured, the contingent owner will own the contract owner's interest in the Contract and have all of the contract owner's rights. If the contract owner doesn't name a contingent owner, the contract owner's estate will own the contract owner's interest in the Contract upon the owner's death.


If there is more than one contract owner, ML of New York will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.


Changing the Owner. During the insured's lifetime, with the consent of any irrevocable beneficiary, the contract owner has the right to transfer ownership of the Contract. The new owner will have all rights and options described in the Contract. The change will be effective as of the day the notice is signed, but will not affect any payment made or action taken by ML of New York before receipt of the notice of the change at the Service Center. Changing the owner may have tax consequences. (See "Tax Considerations" on page 31.)


Assigning the Contract as Collateral. Contract owners may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, the contract owner's rights and any beneficiary's rights are subject to the terms of the assignment. Contract owners must give satisfactory written notice at the Service Center in order to make or release an assignment. ML of New York is not responsible for the validity of any assignment.


For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations" on page 31.

Naming Beneficiaries. ML of New York will pay the primary beneficiary the death benefit proceeds of the Contract on the insured's death. If the primary beneficiary has died, ML of New York will pay the contingent beneficiary. If no contingent beneficiary is living, ML of New York will pay the estate of the insured.

A contract owner may name more than one person as primary or contingent beneficiaries. ML of New York will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides otherwise.

A contract owner has the right to change beneficiaries during the insured's lifetime, unless the primary beneficiary designation has been made irrevocable. If the designation is irrevocable, the primary beneficiary must consent when certain rights and options are exercised under this Contract. If the beneficiary is changed, the change will take effect as of the day the notice is signed, but will not affect any payment made or action taken by ML of New York before receipt of the notice of the change at the Service Center.


Maturity Proceeds. The maturity date is the contract anniversary nearest the insured's 100th birthday. On the maturity date, ML of New York will pay the net cash surrender value to the contract owner, provided the insured is still living at that time and the Contract is in effect at that time.


How ML of New York Makes Payments. ML of New York generally pays death benefit proceeds, partial withdrawals, loans and net cash surrender value on cancellation from the Separate Account within seven days after the Service Center receives all the information needed to process the payment.


However, it may delay payment from the Separate Account if it isn't practical for ML of New York to value or dispose of Trust units or Fund shares because:


     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets.

SOME ADMINISTRATIVE PROCEDURES

Described below are certain administrative procedures. ML of New York reserves the right to modify them or to eliminate them. For administrative and tax purposes, ML of New York may from time to time require that specific forms be completed in order to accomplish certain transactions, including surrenders.


Personal Identification Number. ML of New York will send each contract owner a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. This number must be given when the contract owner calls the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests. Unless the contract owner has preallocated the Contract's investment base, the personal identification number will be accompanied by a notice reminding the contract owner that all of the investment base is in the division investing in the Money Reserve Portfolio, and that this allocation may be changed by calling or writing to the Service Center. (See "Changing the Allocation" on page 17.)


Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing in a form satisfactory to ML of New York or by phone. If the reallocation is requested by phone, contract owners must give their personal identification number as well as their Contract number. ML of New York will give a confirmation number over the phone and then follow up in writing.

Requesting a Loan. A loan may be requested in writing in a form satisfactory to ML of New York or, if all required authorization forms are on file, by phone. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell ML of New York the loan amount and from which divisions the loan should be transferred.

Upon request, ML of New York will wire the funds to the contract owner's account at the financial institution named on the contract owner's authorization. ML of New York will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.

Requesting Partial Withdrawals. Beginning in contract year 16, partial withdrawals may be requested in writing in a form satisfactory to ML of New York. A contract owner may request a partial withdrawal by phone if all required phone authorization forms are on file. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell ML of New York how much to withdraw and from which investment divisions.

Upon request, ML of New York will wire the funds to the contract owner's account at the financial institution named on the contract owner's authorization. ML of New York will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. ML of New York reserves the right to change or discontinue telephone transfer procedures.


ML of New York will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. ML of New York will not be liable for following telephone instructions that it reasonably believes to be genuine.


OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex given in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. ML of New York will pay what the payments made would have bought for the guarantee period at the true age or sex.

Incontestability. ML of New York will rely on statements made in the applications. Legally, they are considered representations, not warranties. ML of New York can contest the validity of a Contract if any material misstatements are made in the initial application or any application for reinstatement. ML of New York can also contest the validity of any change in face amount due to a change in death benefit option if any material misstatements are made in any application required for the change. ML of New York can also contest any amount of any death benefit which wouldn't be payable except for the fact that an increase in the additional insurance rider face amount which requires evidence of insurability was requested if any material misstatements are made in any application required for the increase.

ML of New York will not contest the validity of a Contract after it has been in effect during the lifetime of the insured for two years from the date of issue or the date of any reinstatement. A change in face amount due to a change in the death benefit option won't be contested after the change has been in effect during the lifetime of the insured for two years from the date of the change. Nor will ML of New York contest any amount of death benefit attributable to an increase in the additional insurance rider face amount which requires evidence of insurability after the increase has been in effect during the lifetime of the insured for two years from the date of the change.

Payment in Case of Suicide. If the insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, ML of New York will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made, reduced by any debt.

If the insured commits suicide within two years of the effective date of a change in death benefit option requiring evidence of insurability or of the effective date of an increase in additional insurance rider face amount requiring evidence of insurability, any amount of death benefit which would not be payable except for the fact that the face amount was increased will be limited to the amount of cost of insurance deductions made for the increase.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. Therefore, to maintain this qualification to the maximum extent of the law, ML of New York reserves the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable tax law as interpreted by ML of New York. Further, ML of New York reserves the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent it is necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and contract owners will be given advance written notice of such changes.

INCOME PLANS

ML of New York offers several income plans to provide for payment of the death benefit proceeds to the beneficiary. The contract owner may choose one or more income plans at any time during the lifetime of the insured. If no plan has been chosen when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to that beneficiary to one or more of the plans. The contract owner may also choose one or more income plans if the Contract is cancelled or a partial withdrawal is taken. ML of New York's approval is needed for any plan where any income payment would be less than $100. Payments under these plans do not depend on the investment results of a separate account.

Income plans include:

          Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

          Interest Payment. Amounts can be left with ML of New York to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

          Income for a Fixed Period. Payments are made in equal installments for a fixed number of years.

          Income for Life. Payments are made in equal monthly installments until death of a named person or end of a designated period, whichever is later. The designated period may be for 10 or 20 years.

          Income of a Fixed Amount. Payments are made in equal installments until proceeds applied under the option and interest on unpaid balance at not less than 3% per year are exhausted.

          Joint Life Income. Payments are made in monthly installments as long as at least one of two named persons is living. While both are living, full payments are made. If one dies, payments at two-thirds of the full amount are made. Payments end completely when both named persons die.

Once in effect, some of the plans may not provide any surrender rights.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, ML of New York may reduce the sales load, cost of insurance rates and the minimum payment and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows ML of New York to sell Contracts to its employees on an individual basis. Costs for sales, administration and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. ML of New York takes all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

ML of New York makes any reductions according to rules in effect when an application for a Contract or additional payment is approved. It may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS FOR EMPLOYERS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title Vll of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

Generally, the Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

SELLING THE CONTRACTS

MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts issued by ML of New York, as well as variable life insurance and variable annuity contracts issued by Merrill Lynch Life Insurance Company, an affiliate of ML of New York. MLPF&S also acts as principal underwriter of certain mutual funds managed by MLAM, the investment adviser for the Series Fund and the Variable Series Funds.

Contracts are sold by registered representatives of MLPF&S who are also licensed through Merrill Lynch Life Agency, Inc. as insurance agents for ML of New York. ML of New York has entered into a distribution agreement with MLPF&S and a companion sales agreement with Merrill Lynch Life Agency, Inc. through which agreements the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agency, Inc. and/or MLPF&S.

The maximum commissions ML of New York will pay to the applicable insurance agency to be used to pay commissions to registered representatives are as follows: 55% of the target premium under the Contract; plus 3% of payments in excess of the target premium, up to an amount of payments equal to ten base premiums; plus 1.5% of payments thereafter. Commissions may be paid in the form of non-cash compensation.


The amounts paid under the distribution and sales agreements for the Separate Account for the years ended December 31, 1996, December 31, 1995 and December 31, 1994 were $263,503, $162,482, and $140,551, respectively.


MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S registered representatives.

TAX CONSIDERATIONS

Definition of Life Insurance. In order to qualify as a life insurance contract for federal tax purposes, the Contract must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Contract offered in this Prospectus is not directly addressed by Section 7702. Nevertheless, ML of New York believes that the Contract will meet the Section 7702 definition of a life insurance contract. This means that:

     - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and


     - the contract owner should not be considered in constructive receipt of the cash value, including any increases, until actual cancellation of the Contract (see "Tax Treatment of Loans and Other Distributions" below).



In the absence of final regulations or other pertinent interpretations of
Section 7702, however, there is necessarily some uncertainty as to whether a substandard risk Contract will meet the statutory life insurance contract definition. There may also be some uncertainty with respect to a Contract with an additional insurance rider attached. If a Contract were determined not to be a life insurance contract for purposes of Section 7702, such Contract would not provide most of the tax advantages normally provided by a life insurance contract.



ML of New York thus reserves the right to make changes in the Contract if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. (See "Contract Changes -- Applicable Federal Tax Law" on page 29.)



Diversification. Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements. Each Fund is obligated to comply with the diversification requirements prescribed by the Treasury Department.


In connection with the issuance of the temporary diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the account. If the contract owner is considered the owner of the assets of the Separate Account, income and gains from the account would be included in the owner's gross income.

The ownership rights under the Contract offered in this Prospectus are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of the assets of the Separate Account. In addition, ML of New York does not know what standards will be set forth in the regulations or rulings which the Treasury has stated it expects to be issued. ML of New York therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered an owner of the assets of the Separate Account.

Tax Treatment of Loans and Other Distributions. Federal tax law establishes a class of life insurance contracts referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of payments that can be made into a contract each year in the first seven contract years in order to avoid modified endowment treatment. In effect, compliance with the 7-pay test requires that contracts be purchased with a higher face amount for a given initial payment than would otherwise be required, at a minimum, to meet the definition of life insurance. Contracts that do not satisfy the 7-pay test, including contracts which initially satisfied the 7-pay test but later failed the test, will be considered modified endowment contracts subject to the following distribution rules. Loans and partial withdrawals from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the contract owner. Furthermore, if the loan interest is capitalized by adding the amount due to the balance of the loan, the amount of the capitalized interest will be treated as a distribution which may be subject to income tax, to the extent of the income in the contract. All pre-death distributions (including loans, capitalized interest, partial withdrawals, collateral assignments and complete surrenders) from these contracts will be included in gross income on an income-first basis to the extent of any income in the contract (the cash value less the contract owner's investment in the contract) immediately before the distribution.


The law also imposes a 10% penalty tax on pre-death distributions (including loans, capitalized interest, collateral assignments, partial withdrawals and complete surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

Contracts that comply with the 7-pay test will not be classified as modified endowment contracts. Loans from contracts that are not modified endowment contracts will be considered indebtedness of an owner and no part of a loan will constitute income to the owner. In addition, pre-death distributions from these contracts will generally not be included in gross income to the extent that the amount received does not exceed the owner's investment in the contract. A lapse of such a contract with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the contract and may be taxable.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option or terminating additional benefits under a rider) may violate the 7-pay test or, at a minimum, reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit during the first seven contract years will require retroactive retesting and may well result in a failure of the 7-pay test regardless of any efforts by ML of New York to provide a payment schedule that will not violate the 7-pay test.

Any contract received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described in the Prospectus. A contract that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits during the first seven contract years (including, for example, by a decrease in the additional insurance rider face amount or a change in death benefit option) or if a material change is made in the contract at any time. (A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation, such as a change in death benefit option.) This could result from additional payments made after 7-pay test calculations done at the time of the contract exchange. Contract owners may choose not to exercise their right to make additional payments, in order to preserve their contract's current tax treatment.

If a contract becomes a modified endowment contract, distributions that occur during the contract year it becomes a modified endowment contract and any subsequent contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Special Treatment of Loans on the Contract. If there is any borrowing against the Contract, whether a modified endowment contract or not, the interest paid on loans generally is not tax deductible.



Aggregation of Modified Endowment Contracts. In the case of a pre-death distribution (including a loan, partial withdrawal, capitalized interest, collateral assignment or complete surrender) from a contract that is treated as a modified endowment contract under the rules described above, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if ML of New York or any of its affiliates issues to the same contract owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all those contracts will be aggregated and attributed to that distribution.



Tax Treatment of Policy Split. The Contract may be issued upon exercise of rights provided by a policy split rider under certain joint and last survivor contracts issued by ML of New York. (For more information about this rider and the conditions and rules relating to the exercise of any rights under the rider, the contract owner should call the Service Center.) A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the joint and last survivor contract at the time of the split. In addition, it is not clear whether the individual Contracts that result from a policy split would in all circumstances be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the Contracts would be classified as modified endowment contracts. (See "Tax Treatment of Loans and Other Distributions" page 31.) Before the contract owner exercises rights provided by a policy split rider in order to obtain this Contract, it is important that he or she consult with a competent tax advisor regarding the possible consequences of a policy split.


Other Tax Considerations. The transfer of the Contract or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation skipping transfer taxes. For example, the transfer of the Contract to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the contract owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

The individual situation of each contract owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. The contract owner should consult with a tax advisor for specific information in connection with these taxes.

The particular situation of each contract owner or beneficiary will determine how ownership or receipt of contract proceeds will be treated for purposes of federal estate tax as well as state and local estate, inheritance, generation skipping and other taxes.


Other Transactions. Changing the contract owner or an additional insurance rider's face amount may have tax consequences. Exchanging this Contract for another involving the same insured should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. In addition, exchanging this Contract for more than one contract, or exchanging this Contract and one or more other contracts for a single contract, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such contracts involve the same insured(s). Any new contract would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange for a new contract or contracts may, however, result in a loss of grandfathering status for statutory changes made after the old contract or contracts were issued. Changing the insured under this Contract may not be treated as an exchange under Section 1035, but rather as a taxable exchange. A tax advisor should be consulted before effecting an exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.

In addition, the Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Ownership of This Contract by Non-Natural Persons. The above discussion of the tax consequences arising from the purchase, ownership and transfer of the Contract has assumed that the owner of the Contract consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as contract loans. Further, organizations purchasing Contracts covering the life of an individual who is an officer or employee of, or is financially interested in, the taxpayer's trade or business, should consult a tax advisor regarding possible tax consequences associated with a Contract prior to the acquisition of this Contract and also before entering into any subsequent changes to or transactions under this Contract.

ML of New York does not make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice contract owners should consult a competent tax advisor. Although this tax discussion is based on ML of New York's understanding of federal income tax laws as they are currently interpreted, it can't guarantee that those laws or interpretations will remain unchanged.

ML OF NEW YORK'S INCOME TAXES


Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten-year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and results in a significantly higher corporate income tax liability for ML of New York in early contract years. ML of New York makes a charge to compensate ML of New York for the anticipated higher corporate income taxes that result from the receipt of payments under a Contract. (See "Contract Loading" on page 18.)


Currently, ML of New York makes no charges to the Separate Account for any federal, state or local taxes that it incurs that may be attributable to the Separate Account or to the Contracts. ML of New York, however, reserves the right to make a charge for assessments of federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums.

REINSURANCE

ML of New York intends to reinsure some of the risks assumed under the Contracts.

               MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS

ABOUT THE SEPARATE ACCOUNT


The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any supervision by the Securities and Exchange Commission of ML of New York's management or the management of the Separate Account. The Separate Account is also governed by the laws of the State of New York, ML of New York's state of domicile. ML of New York owns all of the assets of the Separate Account. These assets are held separate and apart from all of ML of New York's other assets. ML of New York maintains records of all purchases and redemptions of shares of the Funds and units of the Zero Trusts by each of the investment divisions.

CHANGES WITHIN THE ACCOUNT

ML of New York may from time to time make additional investment divisions available to contract owners. These divisions will invest in investment portfolios ML of New York finds suitable for the Contracts. ML of New York also has the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in ML of New York's judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations or in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. ML of New York would get any required prior approval from the New York State Insurance Department and the Securities and Exchange Commission before making such a substitution. It would also get any other required approvals before making such a substitution.

Subject to any required regulatory approvals, ML of New York reserves the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, ML of New York reserves the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports furnished to the contract owner by ML of New York). When payments or other amounts are allocated to an investment division, a number of units are purchased based on the value of a unit of the investment division as of the end of the valuation period during which the allocation is made. When amounts are transferred out of, or deducted from, an investment division, units are redeemed in a similar manner. A valuation period is each business day together with any non-business days before it. A business day for an investment division is any day the New York Stock Exchange is open or the SEC requires that the net asset value of an investment division be determined.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. ML of New York determines the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and is net of the charges to the Separate Account described above.


For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.


For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.


THE FUNDS



Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. ML of New York is the legal owner of all Fund shares held in the Separate Account. As the owner, ML of New York has the right to vote on any matter put to vote at the Funds' shareholder meetings. However, ML of New York will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective investment divisions for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective divisions for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit ML of New York to vote Fund shares in its own right, it may elect to do so.



ML of New York determines the number of shares that contract owners have in an investment division by dividing their Contract's investment base in that division by the net asset value of one share of the portfolio. Fractional votes will be counted. ML of New York will determine the number of shares for which a contract owner may give voting instructions 90 days or less before each Fund meeting. ML of New York will request voting instructions by mail at least 14 days before the meeting.


Under certain circumstances, ML of New York may be required by state regulatory authorities to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

ML of New York may also disregard instructions to vote for changes initiated by a contract owner in the investment policy or the investment adviser if it disapproves of the proposed changes. ML of New York would disapprove a proposed change only if it was:

     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If ML of New York disregards voting instructions, it will include a summary of its actions in the next semi-annual report.


Resolving Material Conflicts. Shares of the Series Fund are available for investment by ML of New York, Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with ML of New York or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, and the MFS Trust are sold to separate accounts of ML of New York, Merrill Lynch Life Insurance Company and insurance companies not affiliated with ML of New York or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.



It is possible that differences might arise between ML of New York's Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts". Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of difference in voting instructions from ML of New York's contract owners and those of the other insurance companies, or for other reasons. ML of New York will monitor events to determine how to respond to such conflicts. If a conflict occurs, ML of New York may be required to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, ML of New York will take the action which it believes necessary to protect its contract owners, consistent with applicable legal requirements.

Administration Services Agreements. AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to the AIM V.I. Funds, including the services of a principal financial officer and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the AIM V.I. Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services. AIM has entered into an agreement with ML of New York with respect to administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM pays compensation to ML of New York in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.



Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with ML of New York with respect to administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD pays compensation to ML of New York in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.



MFS has entered into an agreement with MLIG with respect to administrative services for the MFS Trust in connection with the Contracts and certain contracts issued by Merrill Lynch Life Insurance Company. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.


THE ZERO TRUSTS


The 16 Zero Trusts:



                                                            Targeted Rate of Return to
                                                                  Maturity as of
             Zero Trust               Maturity Date               April 16, 1997
        ---------------------     ---------------------     --------------------------
                1998              February 15, 1998                     4.35%
                1999              February 15, 1999                     5.11%
                2000              February 15, 2000                     5.28%
                2001              February 15, 2001                     5.33%
                2002              February 15, 2002                     5.46%
                2003              August 15, 2003                       5.57%
                2004              February 15, 2004                     5.64%
                2005              February 15, 2005                     5.59%
                2006              February 15, 2006                     5.45%
                2007              February 15, 2007                     5.56%
                2008              February 15. 2008                     5.83%
                2009              February 15, 2009                     5.86%
                2010              February 15, 2010                     5.94%
                2011              February 15, 2011                     5.92%
                2013              February 15, 2013                     6.00%
                2014              February 15, 2014                     6.09%


Targeted Rate of Return to Maturity

Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of growth to maturity for the Zero Trust units.


But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account" on page 19) must be taken into account in estimating a targeted rate of return for the Separate Account. The targeted rate of return to maturity for the Separate Account depends on the compound rate of growth adjusted for these charges. It does not, however, represent the actual return on a payment ML of New York might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to a Contract, charges for cost of insurance and rider charges and any net loan cost deducted from a Contract's investment base.

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the targeted rate of return to maturity for the Separate Account will vary correspondingly.

                                 ILLUSTRATIONS


ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, NET CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS



The tables on pages 40 through 43 demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and show values based upon both current and maximum mortality charges.



          1. The illustration on page 40 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $18,009 through contract year 52, an initial face amount of $1 million, an initial guarantee period of 2.5 years and coverage under death benefit option 1. It assumes current mortality charges.



          2. The illustration on page 41 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $18,009 through contract year 52, an initial face amount of $1 million, an initial guarantee period of 2.5 years and coverage under death benefit option 1. It assumes maximum mortality charges.



          3. The illustration on page 42 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $55,163 through contract year 43, an initial face amount of $1 million, an initial guarantee period of 9.5 years and coverage under death benefit option 2. It assumes current mortality charges.



          4. The illustration on page 43 is for a Contract issued to a male age 45 in the standard non-smoker underwriting class with annual payments of $55,163 through contract year 43, an initial face amount of $1 million, an initial guarantee period of 9.5 years and coverage under death benefit option 2. It assumes maximum mortality charges.


The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.


The amounts shown in the tables also assume an additional charge of .52%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1996 expenses (including monthly advisory fees) for the Funds and the current trust charge. This charge also reflects expense reimbursements made in 1996 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements amounted to .06%, .07%, .16%,
 .48%, and .28% of the average daily net assets of the Developing Capital Markets Focus Fund, the Natural Resources Portfolio, the MFS Emerging Growth Series, the MFS Research Series, and the Premier Growth Portfolio, respectively. (See "Charges to Fund Assets" on page 19.) The actual charge under a

Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.



Taking into account the .90% asset charge in the Separate Account and the .52% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.42%, 4.53%, and 10.48%, respectively. The gross returns are before any deductions and should not be compared to rates which are after deduction of charges.



The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future, although they do reflect the charge for federal taxes included in the contract loading. (See "Contract Loading" on page 18.) In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.


The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

ML of New York will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard non-smoker underwriting class.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS

              ANNUAL PAYMENTS OF $18,009 THROUGH CONTRACT YEAR 52

      FACE AMOUNT(1): $1 MILLION      INITIAL GUARANTEE PERIOD: 2.5 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES


                                               TOTAL
                                             PAYMENTS                         END OF YEAR
                                             MADE PLUS                    DEATH BENEFIT(3)(7)
                                            INTEREST AT               ASSUMING HYPOTHETICAL GROSS
                                               5% AS                  ANNUAL INVESTMENT RETURN OF
                                             OF END OF      ------------------------------------------------
    CONTRACT YEAR           PAYMENTS(2)(6)     YEAR             0%                6%                12%
---------------------       --------        -----------     -----------       -----------       ------------
 1...................       $ 18,009        $    18,909     $ 1,000,000       $ 1,000,000       $  1,000,000
 2...................         18,009             38,764       1,000,000         1,000,000          1,000,000
 3...................         18,009             59,612       1,000,000         1,000,000          1,000,000
 4...................         18,009             81,502       1,000,000         1,000,000          1,000,000
 5...................         18,009            104,487       1,000,000         1,000,000          1,000,000
 6...................         18,009            128,621       1,000,000         1,000,000          1,000,000
 7...................         18,009            153,962       1,000,000         1,000,000          1,000,000
 8...................         18,009            180,570       1,000,000         1,000,000          1,000,000
 9...................         18,009            208,508       1,000,000         1,000,000          1,000,000
10...................         18,009            237,843       1,000,000         1,000,000          1,000,000
15...................         18,009            408,043       1,000,000         1,000,000          1,000,000
20...................         18,009            625,265       1,000,000         1,000,000          1,000,000
30...................         18,009          1,256,330       1,000,000         1,000,000          2,180,409
55...................              0          5,097,257               0                 0                  0



                                        END OF YEAR
                                    INVESTMENT BASE AND                                  END OF YEAR
                               NET CASH SURRENDER VALUE(3)(4)                          CASH VALUE(3)(5)
                                ASSUMING HYPOTHETICAL GROSS                      ASSUMING HYPOTHETICAL GROSS
                                  ANNUAL RATE OF RETURN OF                         ANNUAL RATE OF RETURN OF
                        --------------------------------------------     --------------------------------------------
    CONTRACT YEAR          0%              6%               12%             0%              6%               12%
---------------------   ---------      -----------      ------------     ---------      -----------      ------------
 1...................   $   7,639      $     8,131      $      8,623     $   7,639      $     8,131      $      8,623
 2...................      14,713           16,158            17,663        14,713           16,158            17,663
 3...................      29,283           32,616            36,189        29,283           32,616            36,189
 4...................      43,380           49,550            56,385        43,380           49,550            56,385
 5...................      57,085           67,063            78,515        57,085           67,063            78,515
 6...................      70,430           85,212           102,820        70,430           85,212           102,820
 7...................      83,434          104,047           129,559        83,434          104,047           129,559
 8...................      96,187          123,689           159,086        96,187          123,689           159,086
 9...................     108,637          144,127           191,656       108,637          144,127           191,656
10...................     120,679          165,294           227,504       120,679          165,294           227,504
15...................     171,062          279,842           467,247       171,062          279,842           467,247
20...................     203,717          412,339           772,816       203,717          412,339           772,816
30...................     183,308          702,172         2,037,765       183,308          702,172         2,037,765
55...................           0        1,854,596        23,142,909             0        1,854,596        23,142,909


------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.

(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and currently mortality charges, the guarantee period reaches life of the insured in contract years 27 and 16, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.


(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ML OF NEW YORK OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON SMOKER UNDERWRITING CLASS

              ANNUAL PAYMENTS OF $18,009 THROUGH CONTRACT YEAR 52

      FACE AMOUNT(1): $1 MILLION      INITIAL GUARANTEE PERIOD: 2.5 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES


                                               TOTAL
                                             PAYMENTS                         END OF YEAR
                                             MADE PLUS                    DEATH BENEFIT(3)(7)
                                            INTEREST AT               ASSUMING HYPOTHETICAL GROSS
                                               5% AS                    ANNUAL RATE OF RETURN OF
       END OF                                OF END OF      ------------------------------------------------
    CONTRACT YEAR           PAYMENTS(2)(6)     YEAR             0%                6%                12%
---------------------       --------        -----------     -----------       -----------       ------------
 1...................       $ 18,009        $    18,909     $ 1,000,000       $ 1,000,000       $  1,000,000
 2...................         18,009             38,764       1,000,000         1,000,000          1,000,000
 3...................         18,009             59,612       1,000,000         1,000,000          1,000,000
 4...................         18,009             81,502       1,000,000         1,000,000          1,000,000
 5...................         18,009            104,487       1,000,000         1,000,000          1,000,000
 6...................         18,009            128,621       1,000,000         1,000,000          1,000,000
 7...................         18,009            153,962       1,000,000         1,000,000          1,000,000
 8...................         18,009            180,570       1,000,000         1,000,000          1,000,000
 9...................         18,009            208,508       1,000,000         1,000,000          1,000,000
10...................         18,009            237,843       1,000,000         1,000,000          1,000,000
15...................         18,009            408,043       1,000,000         1,000,000          1,000,000
20...................         18,009            625,265       1,000,000         1,000,000          1,000,000
30...................         18,009          1,256,330       1,000,000         1,000,000          1,798,719
55...................              0          5,097,257               0                 0                  0



                                       END OF YEAR
                                   INVESTMENT BASE AND                                END OF YEAR
                              NET CASH SURRENDER VALUE(3)(4)                        CASH VALUE(3)(5)
                               ASSUMING HYPOTHETICAL GROSS                    ASSUMING HYPOTHETICAL GROSS
                                 ANNUAL RATE OF RETURN OF                       ANNUAL RATE OF RETURN OF
                        ------------------------------------------     ------------------------------------------
    CONTRACT YEAR          0%             6%              12%             0%             6%              12%
---------------------   ---------      ---------      ------------     ---------      ---------      ------------
 1...................   $   5,714      $   6,134      $      6,556     $   5,714      $   6,134      $      6,556
 2...................      11,105         12,297            13,544        11,105         12,297            13,554
 3...................      24,173         26,972            29,975        24,173         26,972            29,975
 4...................      36,811         42,065            47,883        36,811         42,065            47,883
 5...................      48,993         57,571            67,404        48,993         57,571            67,404
 6...................      60,713         73,499            88,709        60,713         73,499            88,709
 7...................      71,920         89,820           111,943        71,920         89,820           111,943
 8...................      82,564        106,502           137,279        82,564        106,502           137,279
 9...................      92,607        123,527           164,923        92,607        123,527           164,923
10...................     101,985        140,854           195,088       101,985        140,854           195,088
15...................     137,311        231,333           394,766       137,311        231,333           394,766
20...................     146,302        325,042           655,946       146,302        325,042           655,946
30...................           0        482,056         1,681,045             0        482,056         1,681,045
55...................           0              0        18,000,226             0              0        18,000,226


------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.

(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the insured in contract year
    17. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.


(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ML OF NEW YORK OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $55,163 THROUGH CONTRACT YEAR 43

      FACE AMOUNT(1): $1 MILLION      INITIAL GUARANTEE PERIOD: 9.5 YEARS

                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES


                                               TOTAL
                                              PAYMENTS                         END OF YEAR
                                             MADE PLUS                     DEATH BENEFIT(3)(7)
                                            INTEREST AT                ASSUMING HYPOTHETICAL GROSS
                                               5% AS                    ANNUAL RATE OF RETURN OF
                                             OF END OF       -----------------------------------------------
    CONTRACT YEAR           PAYMENTS(2)(6)      YEAR             0%                6%                12%
---------------------       --------        ------------     -----------       -----------       -----------
 1...................       $ 55,163        $     57,921     $ 1,034,620       $ 1,036,741       $ 1,038,862
 2...................         55,163             118,738       1,084,247         1,091,590         1,099,187
 3...................         55,163             182,596       1,132,740         1,148,479         1,165,374
 4...................         55,163             249,647       1,180,232         1,207,621         1,238,162
 5...................         55,163             320,051       1,226,809         1,269,194         1,318,321
 6...................         55,163             393,975       1,272,506         1,333,328         1,406,645
 7...................         55,163             471,595       1,317,346         1,400,153         1,504,004
 8...................         55,163             553,096       1,361,429         1,469,881         1,611,439
 9...................         55,163             638,672       1,404,703         1,542,578         1,729,938
10...................         55,163             728,527       1,447,050         1,618,245         1,860,522
15...................         55,163           1,249,857       1,640,468         2,040,688         2,738,103
20...................         55,163           1,915,220       1,801,366         2,545,737         3,963,616
30...................         55,163           3,848,219       1,988,559         3,835,516         8,706,262
55...................              0          14,873,906               0                 0                 0



                                        END OF YEAR
                                    INVESTMENT BASE AND                                  END OF YEAR
                               NET CASH SURRENDER VALUE(3)(4)                          CASH VALUE(3)(5)
                                ASSUMING HYPOTHETICAL GROSS                      ASSUMING HYPOTHETICAL GROSS
                                  ANNUAL RATE OF RETURN OF                         ANNUAL RATE OF RETURN OF
                        --------------------------------------------     --------------------------------------------
    CONTRACT YEAR          0%              6%               12%             0%              6%               12%
---------------------   ---------      -----------      ------------     ---------      -----------      ------------
 1...................   $  34,620      $    36,741      $     38,862     $  34,620      $    36,741      $     38,862
 2...................      84,247           91,590            99,187        84,247           91,590            99,187
 3...................     132,740          148,479           165,374       132,740          148,479           165,374
 4...................     180,232          207,621           238,162       180,232          207,621           238,162
 5...................     226,809          269,194           318,321       226,809          269,194           318,321
 6...................     272,506          333,328           406,645       272,506          333,328           406,645
 7...................     317,346          400,153           504,004       317,346          400,153           504,004
 8...................     361,429          469,881           611,439       361,429          460,881           611,439
 9...................     404,703          542,578           729,938       404,703          542,578           729,938
10...................     447,050          618,245           860,522       447,050          618,245           860,522
15...................     640,468        1,040,688         1,738,103       640,468        1,040,688         1,738,103
20...................     801,366        1,545,737         2,963,616       801,366        1,545,737         2,963,616
30...................     988,559        2,835,516         7,706,262       988,559        2,835,516         7,706,262
55...................           0        5,326,132        85,203,756             0        5,326,132        85,203,756


------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.

(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the insured in contract years 37 and 17, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.


(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided the insured is still living.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ML OF NEW YORK OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               MALE ISSUE AGE 45
                     STANDARD NON-SMOKER UNDERWRITING CLASS
              ANNUAL PAYMENTS OF $55,163 THROUGH CONTRACT YEAR 43
        FACE AMOUNT: $1 MILLION      INITIAL GUARANTEE PERIOD: 9.5 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES


                                               TOTAL
                                              PAYMENTS                         END OF YEAR
                                             MADE PLUS                     DEATH BENEFIT(3)(7)
                                            INTEREST AT                ASSUMING HYPOTHETICAL GROSS
                                               5% AS                     ANNUAL RATE OF RETURN OF
                                             OF END OF       ------------------------------------------------
    CONTRACT YEAR           PAYMENTS(2)(6)      YEAR             0%                6%                12%
---------------------       --------        ------------     -----------       -----------       ------------
 1...................       $ 55,163        $     57,921     $ 1,032,681       $ 1,034,729       $  1,036,779
 2...................         55,163             118,738       1,080,607         1,087,695          1,095,029
 3...................         55,163             182,596       1,127,567         1,142,763          1,159,078
 4...................         55,163             249,647       1,173,554         1,200,009          1,229,511
 5...................         55,163             320,051       1,218,543         1,259,491          1,306,956
 6...................         55,163             393,975       1,262,529         1,321,290          1,392,127
 7...................         55,163             471,595       1,305,456         1,385,439          1,485,759
 8...................         55,163             553,096       1,347,269         1,451,972          1,588,665
 9...................         55,163             638,672       1,387,926         1,520,937          1,701,754
10...................         55,163             728,527       1,427,354         1,592,350          1,826,000
15...................         55,163           1,249,857       1,604,207         1,987,556          2,657,167
20...................         55,163           1,915,220       1,739,444         2,447,055          3,793,322
30...................         55,163           3,848,219       1,797,695         3,506,600          8,020,126
55...................              0          14,873,906               0                 0                  0



                                        END OF YEAR
                                    INVESTMENT BASE AND                                  END OF YEAR
                               NET CASH SURRENDER VALUE(3)(4)                          CASH VALUE(3)(5)
                                ASSUMING HYPOTHETICAL GROSS                      ASSUMING HYPOTHETICAL GROSS
                                  ANNUAL RATE OF RETURN OF                         ANNUAL RATE OF RETURN OF
                        --------------------------------------------     --------------------------------------------
    CONTRACT YEAR          0%              6%               12%             0%              6%               12%
---------------------   ---------      -----------      ------------     ---------      -----------      ------------
 1...................   $  32,681      $    34,729      $     36,779     $  32,681      $    34,729      $     36,779
 2...................      80,607           87,695            95,029        80,607           87,695            95,029
 3...................     127,567          142,763           159,078       127,567          142,763           159,078
 4...................     173,554          200,009           229,511       173,554          200,009           229,511
 5...................     218,543          259,491           306,956       218,543          259,491           306,956
 6...................     262,529          321,290           392,127       262,529          321,290           392,127
 7...................     305,456          385,439           485,759       305,456          385,439           485,759
 8...................     347,269          451,972           588,665       347,269          451,972           588,665
 9...................     387,926          520,937           701,754       387,926          520,937           701,754
10...................     427,354          592,350           826,000       427,354          592,350           826,000
15...................     604,207          987,556         1,657,167       604,207          987,556         1,657,167
20...................     739,444        1,447,055         2,793,322       739,444        1,447,055         2,793,322
30...................     797,695        2,506,600         7,020,126       797,695        2,506,600         7,020,126
55...................           0                0        68,449,423             0                0        68,449,423


------------------------------
(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.

(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the insured in contract year
    17. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.


(7) At contract year 55, on the contract anniversary nearest the insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided that insured is still living.



IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ML OF NEW YORK OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    EXAMPLES

ADDITIONAL PAYMENTS

As of the processing date on or next following receipt and acceptance of an additional payment, ML of New York will increase the guarantee period if the guarantee period prior to receipt and acceptance of an additional payment is less than for the whole of life of the insured.

ML of New York will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding to that interest at the annual rate of 5% for the period from the date ML of New York receives and accepts the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is added to the fixed base and the resulting new fixed base is used to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which it is received and accepted. If additional payments of different amounts were made at the same time to equivalent contracts, the contract to which the larger payment is applied would have a larger increase in the guarantee period.

Example 1 shows the effect on the guarantee period of a $10,000 additional payment received and accepted at the beginning of contract year five. Example 2 shows the effect of a $20,000 additional payment received and accepted at the beginning of contract year five. Example 3 shows the effect of a $10,000 additional payment received and accepted at the beginning of contract year six. All three examples assume that death benefit option 1 has been elected, that annual payments of $18,009 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                               Male Issue Age 45
                Initial payment plus annual payments of $18,009
                            Face Amount: $1 million
                      Initial Guarantee Period: 2.5 years
                            Death Benefit Option: 1
                       Based on Maximum Mortality Charges

               EXAMPLE 1
    --------------------------------
                           INCREASE
                              IN
    CONTRACT ADDITIONAL   GUARANTEE
      YEAR    PAYMENT       PERIOD
      ----    -------     ----------
     5      $ 10,000      1.5 years

               EXAMPLE 2
    --------------------------------
                           INCREASE
                              IN
    CONTRACT ADDITIONAL   GUARANTEE
      YEAR    PAYMENT       PERIOD
      ----    -------     ---------
     5      $ 20,000       3 years

               EXAMPLE 3
    --------------------------------
                           INCREASE
                              IN
    CONTRACT ADDITIONAL   GUARANTEE
      YEAR    PAYMENT       PERIOD
      ----    --------    ---------
     6      $ 10,000      1.25 years

PARTIAL WITHDRAWALS

As of the processing date on or next following the effective date of a partial withdrawal, ML of New York calculates a new guarantee period. This is done by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of the withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. The guarantee adjustment amount is subtracted from the fixed base and the resulting new fixed base is used to calculate a new guarantee period.

The amount of the reduction in the guarantee period will depend on the amount of the withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent contracts, a larger withdrawal would result in a greater reduction in the guarantee period than a smaller withdrawal. The same partial withdrawal made at the same time from contracts with the same guarantee periods but with different face amounts would result in a greater reduction in the guarantee period for the contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $10,000 and $20,000 taken at the beginning of contract year sixteen. Example 3 shows the effect on the guarantee period of a $20,000 partial withdrawal taken at the beginning of contract year eighteen. All three examples assume that death benefit option 1 has been elected, that annual payments of $18,009 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                               Male Issue Age 45
                Initial payment plus annual payments of $18,009
                            Face Amount: $1 million
                      Initial Guarantee Period: 2.5 years
                            Death Benefit Option: 1
                       Based on Maximum Mortality Charges

            EXAMPLE 1
---------------------------------
                        DECREASE
                           IN
CONTRACT PARTIAL        GUARANTEE
YEAR    WITHDRAWAL       PERIOD
---     --------        ---------
16      $ 10,000        .25 years

            EXAMPLE 2
---------------------------------
                        DECREASE
                           IN
CONTRACT PARTIAL        GUARANTEE
YEAR    WITHDRAWAL       PERIOD
---     --------        ---------
16      $ 20,000        .75 year
            EXAMPLE 3
---------------------------------
                        DECREASE
                           IN
CONTRACT PARTIAL        GUARANTEE
YEAR    WITHDRAWAL       PERIOD
---     --------        ---------
18      $ 20,000        .75 years

CHANGING THE DEATH BENEFIT OPTION

On each contract anniversary beginning with the fifteenth, the contract owner may change the death benefit option by switching from option 1 to option 2 or from option 2 to option 1. ML of New York will change the face amount of the Contract in order to keep the death benefit constant on the effective date of the change. Therefore, if the change is from option 1 to option 2, the face amount of the Contract will be decreased by the cash value on the date of the change. If the change is from option 2 to option 1, the face amount of the Contract will be increased by the cash value on the date of the change.

Example 1 shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $1 million.

                                   EXAMPLE 1
                ------------------------------------------------
                              Before Option Change
                    Death Benefit under Option 1: $1,000,000
                            Face Amount: $1,000,000
                              Cash Value: $80,000

                              After Option Change
                    Death Benefit under Option 2: $1,000,000
                             Face Amount: $920,000
                              Cash Value: $80,000
                                   EXAMPLE 2
                ------------------------------------------------
                              Before Option Change
                    Death Benefit under Option 2: $1,080,000
                            Face Amount: $1,000,000
                              Cash Value: $80,000
                              After Option Change
                    Death Benefit under Option 1: $1,080,000
                            Face Amount: $1,080,000
                              Cash Value: $80,000

                MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK

DIRECTORS AND EXECUTIVE OFFICERS

ML of New York's directors and executive officers and their positions with ML of New York are as follows:


         NAME                     POSITION(S) WITH THE COMPANY
-----------------------     -----------------------------------------
Anthony J. Vespa            Chairman of the Board, President, and
                              Chief Executive Officer
Joseph E. Crowne, Jr.       Director, Senior Vice President, Chief
                              Financial Officer, Chief Actuary, and
                              Treasurer
Barry G. Skolnick           Director, Senior Vice President, General
                              Counsel, and Secretary
David M. Dunford            Director, Senior Vice President, and
                              Chief Investment Officer
Gail R. Farkas              Director and Senior Vice President
Michael P. Cogswell         Director, Vice President, and Senior
                              Counsel
Frederick J.C. Butler       Director
Robert L. Israeloff         Director
Allen N. Jones              Director
Cynthia L. Kahn             Director
Robert A. King              Director
Irving M. Pollack           Director
William A. Wilde, III       Director
Robert J. Boucher           Senior Vice President, Variable Life
                              Administration
Pearse McCormack            Vice President, Administrative Manager,
                              and Assistant Secretary

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Some directors have held various executive positions with insurance company subsidiaries of ML of New York's indirect parent, Merrill Lynch & Co., Inc. The principal positions of ML of New York's directors and executive officers for the past five years are listed below:


Mr. Vespa joined ML of New York in February 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S. From February 1991 to February 1994, he held the position of District Director and First Vice President of MLPF&S.



Mr. Crowne joined ML of New York in June 1991.



Mr. Skolnick joined ML of New York in November 1989. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President of MLPF&S.


Mr. Dunford joined ML of New York in July 1990.

Ms. Farkas joined ML of New York in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.


Mr. Cogswell has been with ML of New York since November 1990.



Mr. Butler joined ML of New York in April 1991.


Mr. Israeloff joined ML of New York in April 1991. Since 1964, he has been Chairman and Executive Partner of Israeloff, Trattner & Co., CPAs, P.C., a public accounting firm.


Mr. Jones joined ML of New York in June 1996. Since May 1992, he has been Senior Vice President of MLPF&S. From June 1992 to May 1995, he served as a director of ML of New York. From June 1992 to February 1994, he held the position of Chairman of the Board, President, and Chief Executive Officer of ML of New York. Prior to June 1992, he held various positions with MLPF&S.


Ms. Kahn joined ML of New York in November 1993. She is a partner at the law firm of Rogers & Wells. She has been associated with Rogers & Wells since 1984.


Mr. King joined ML of New York in April 1991. In May 1996, he retired from the position of Vice President for Finance at Marymount College, Tarrytown, New York, which he had held since February 1991.


Mr. Pollack joined ML of New York in April 1991. In 1980, he retired from the Securities and Exchange Commission after thirty years of service, and having served as an SEC Commissioner from 1974 to 1980. Since 1980, he has practiced law and been a private consultant in the securities and capital markets fields.

Mr. Wilde joined ML of New York in March 1991. Since 1985, he has been a Director and Vice President of Merrill Lynch Life Agency, Inc.


Mr. Boucher joined ML of New York in May 1992.



Mr. McCormack has been with ML of New York since August 1992. Since January 1997, he has been Vice President and Assistant Secretary. From January 1994 to January 1997, he held the position of Assistant Administrative Officer. From August 1992 to January 1994, he held the position of Product Specialist.


No shares of ML of New York are owned by any of its officers or directors, as it is a wholly owned subsidiary of MLIG The officers and directors of ML of New York, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICE ARRANGEMENT

ML of New York and MLIG, are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services of ML of New York, including services related to the Separate Account and the Contracts. Expenses incurred by MLIG in relation to this service agreement are reimbursed by ML of New York on an allocated cost basis. Charges billed to ML of New York by MLIG pursuant to the agreement were $4.7 million during 1996.


STATE REGULATION

ML of New York is subject to the laws of the State of New York and to the regulations of the New York Insurance Department (the "Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Department each year covering ML of New York's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Department includes periodic examination to determine contract liabilities and reserves so that the Department may certify that these items are correct. ML of New York's books and accounts are subject to review by the Department at all times. A full examination of ML of New York's operations is conducted periodically by the Department and under the auspices of the National Association of Insurance Commissioners. ML of New York is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. ML of New York and MLPF&S are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to ML of New York's total assets or to MLPF&S.

EXPERTS


The financial statements of ML of New York as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 and of the Separate Account as of December 31, 1996 and for the periods presented, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., Chief Actuary and Chief Financial Officer of ML of New York, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS


The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, ML of New York's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain matters relating to federal securities and tax laws.


REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

The financial statements of ML of New York, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of ML of New York to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
ML Life Insurance Company of New York


We have audited the accompanying statement of net assets of ML of New York Variable Life Separate Account II (the "Account") as of December 31, 1996 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1996 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.





January 31, 1997

ML OF NEW YORK VARIABLE  LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996

ASSETS:                                                                  Cost             Shares         Market Value
                                                                 ----------------- ----------------- -----------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                        $      3,335,567         3,335,567  $      3,335,567
  Intermediate Government Bond Portfolio                                  243,615            21,938           239,786
  Long-Term Corporate Bond Portfolio                                      135,417            11,924           137,489
  Capital Stock Portfolio                                               1,549,174            71,076         1,652,521
  Growth Stock Portfolio                                                1,568,684            68,690         1,908,902
  Multiple Strategy Portfolio                                           2,186,793           134,898         2,310,801
  High Yield Portfolio                                                    406,512            45,177           413,368
  Natural Resources Portfolio                                             155,325            19,290           177,271
  Global Strategy Portfolio                                             3,484,342           231,600         3,890,886
  Balanced Portfolio                                                      585,200            40,772           626,260
                                                                 -----------------                   -----------------
                                                                       13,650,629                          14,692,851
                                                                 -----------------                   -----------------

Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                77,045             6,863            83,655
  International Equity Focus Fund                                         594,110            54,018           628,227
  Global Bond Focus Fund                                                   60,396             6,262            61,121
  Basic Value Focus Fund                                                1,786,791           136,431         2,010,990
  Developing Capital Markets Focus Fund                                   465,787            49,706           499,549
  Equity Growth Fund                                                       56,894             2,209            57,931
                                                                 -----------------                   -----------------
                                                                        3,041,023                           3,341,473
                                                                 -----------------                   -----------------

                                                                                         Units
                                                                                   -----------------
Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1997 Trust                                                             5,475             6,059             6,040
     1998 Trust                                                            30,140            35,021            32,960
     1999 Trust                                                             5,400             6,840             6,057
     2000 Trust                                                            71,034            94,346            78,625
     2003 Trust                                                            33,563            59,980            39,820
     2004 Trust                                                            19,398            33,453            21,410
     2005 Trust                                                            30,205            56,310            33,982
     2007 Trust                                                             7,715            16,023             8,557
     2009 Trust                                                             6,346            15,830             7,220
     2010 Trust                                                            18,118            55,434            23,377
     2013 Trust                                                             3,604            12,390             4,250
     2014 Trust                                                            53,898           184,944            58,466
                                                                 -----------------                   -----------------
                                                                          284,896                             320,764
                                                                 -----------------                   -----------------
  TOTAL ASSETS                                                   $     16,976,548                          18,355,088
                                                                 =================                   -----------------

LIABILITIES:
Payable to ML Life Insurance Company of New York                                                              264,882
                                                                                                     -----------------
  TOTAL LIABILITIES                                                                                           264,882
                                                                                                     -----------------
  NET ASSETS                                                                                         $     18,090,206
                                                                                                     =================

See Notes to Financial Statements

ML OF NEW YORK VARIABLE  LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                         1996              1995              1994
                                                                 ----------------- ----------------- -----------------
Investment Income:
 Reinvested Dividends                                            $        772,097  $        423,802  $        268,953
 Mortality and Expense Charges (Note 3)                                  (121,660)          (69,677)          (39,147)
 Transaction Charges (Note 4)                                                (992)             (512)             (139)
                                                                 ----------------- ----------------- -----------------
  Net Investment Income                                                   649,445           353,613           229,667
                                                                 ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                                                1,598           (31,049)          (14,386)
 Net Unrealized Gains (Losses)                                            932,056           678,554          (356,936)
                                                                 ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)                              933,654           647,505          (371,322)
                                                                 ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Operations                                              1,583,099         1,001,118          (141,655)
                                                                 ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                              6,351,113         3,597,850         2,992,673
 Transfers of Policy Loading, Net (Note 3)                                495,055           259,576           242,105
 Transfers Due to Deaths                                                  (25,307)           (4,554)           (4,709)
 Transfers Due to Other Terminations                                     (212,277)         (238,972)          (42,335)
 Transfers Due to Policy Loans                                           (118,069)          (38,631)          (26,381)
 Transfers of Cost of Insurance                                          (219,552)         (163,287)         (142,930)
 Transfers of Loan Processing Charges                                      (1,805)             (916)             (180)
                                                                 ----------------- ----------------- -----------------
Increase in Net Assets
 Resulting from Principal Transactions                                  6,269,158         3,411,066         3,018,243
                                                                 ----------------- ----------------- -----------------

Increase in Net Assets                                                  7,852,257         4,412,184         2,876,588
Net Assets Beginning Balance                                           10,237,949         5,825,765         2,949,177
                                                                 ----------------- ----------------- -----------------
Net Assets Ending Balance                                        $     18,090,206  $     10,237,949  $      5,825,765
                                                                 ================= ================= =================

See Notes to Financial Statements
                                                        3

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

1. ML of New York Variable Life Separate Account II ("Account"), a separate account of ML Life Insurance Company of New York ("ML of New York") was established to support the operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by New York State Insurance Law. ML of New York is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill"). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty-three investment divisions (thirty-five during the year). Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. Six of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. (See Note 5). Seventeen of the investment divisions (eighteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Zero Trusts"). Each trust of the Zero Trusts consists of Stripped
   Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust.

   The assets of the Account are registered in the name of ML of New York. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under New York State insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of the Account:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of the Account are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of ML of New York (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. ML of New York assumes mortality and expense risks related to Contracts investing in the Account and deducts a daily charges at a rate of .90% (on an annual basis) of the net assets of the Account to cover these risks.

   ML of New York makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds will be deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex, attained age of each insured and the Contract's net amount at risk.

4. ML of New York pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of Merrill and sponsor of the Zero Trusts, on the sale of Zero Trust units to the Account. ML of New York deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

5. Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                Divisions Investing In
                                                              -----------------------------------------------------
                                                                                    Intermediate       Long-Term
                                                   Total             Money           Government        Corporate
                                                  Separate          Reserve             Bond             Bond
                                                  Account          Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $        772,097  $        103,078  $         14,639  $          8,048
 Mortality and Expense Charges                      (121,660)          (15,163)           (1,968)           (1,080)
 Transaction Charges                                    (992)                0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                       649,445            87,915            12,671             6,968
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                           1,598                 0             1,580                 3
 Net Unrealized Gains (Losses)                       932,056                 0           (10,136)           (3,943)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         933,654                 0            (8,556)           (3,940)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                         1,583,099            87,915             4,115             3,028
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                         6,351,113         5,165,749            15,298            11,677
 Transfers of Policy Loading, Net                    495,055           490,996              (349)             (248)
 Transfers Due to Deaths                             (25,307)          (19,967)                0                 0
 Transfers Due to Other Terminations                (212,277)          (25,965)                5                15
 Transfers Due to Policy Loans                      (118,069)             (699)                0            (8,026)
 Transfers of Cost of Insurance                     (219,552)          (31,592)           (2,802)           (1,898)
 Transfers of Loan Processing Charges                 (1,805)             (187)               (8)             (175)
 Transfers Among Investment Divisions                      0        (3,961,160)           52,514            39,904
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             6,269,158         1,617,175            64,658            41,249
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  7,852,257         1,705,090            68,773            44,277
Net Assets Beginning Balance                      10,237,949         1,369,817           173,997            93,162
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $     18,090,206  $      3,074,907  $        242,770  $        137,439
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------

                                                  Capital            Growth           Multiple            High
                                                   Stock             Stock            Strategy           Yield
                                                 Portfolio         Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $        143,386  $         38,471  $        245,513  $         25,506
 Mortality and Expense Charges                       (10,355)          (12,913)          (18,686)           (2,495)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                       133,031            25,558           226,827            23,011
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          (5,485)            3,715           (35,912)             (671)
 Net Unrealized Gains (Losses)                        49,697           207,982            73,553             7,603
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          44,212           211,697            37,641             6,932
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           177,243           237,255           264,468            29,943
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           124,131           150,718           152,418            25,998
 Transfers of Policy Loading, Net                        225             1,026            (3,197)              176
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                 (10,371)          (11,821)          (48,576)           (1,649)
 Transfers Due to Policy Loans                       (13,963)          (15,882)          (25,612)           (5,809)
 Transfers of Cost of Insurance                      (17,647)          (19,858)          (36,610)           (4,025)
 Transfers of Loan Processing Charges                   (153)             (417)             (311)              (18)
 Transfers Among Investment Divisions                674,243           501,049           218,373           191,296
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               756,465           604,815           256,485           205,969
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    933,708           842,070           520,953           235,912
Net Assets Beginning Balance                         718,365         1,061,712         1,789,215           177,339
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      1,652,073  $      1,903,782  $      2,310,168  $        413,251
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                                                                         Global
                                                  Natural            Global                             Utility
                                                 Resources          Strategy          Balanced           Focus
                                                 Portfolio         Portfolio         Portfolio            Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $          2,772  $         89,681  $         20,809  $          1,982
 Mortality and Expense Charges                        (1,387)          (29,889)           (3,785)             (440)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                         1,385            59,792            17,024             1,542
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                           1,875            15,132               366                87
 Net Unrealized Gains (Losses)                        15,704           337,443            17,957             5,630
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          17,579           352,575            18,323             5,717
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            18,964           412,367            35,347             7,259
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            18,865           400,696            50,509             2,090
 Transfers of Policy Loading, Net                         70             5,875               749                (2)
 Transfers Due to Deaths                                   0                 0            (5,340)                0
 Transfers Due to Other Terminations                    (967)          (81,661)           (1,255)              (29)
 Transfers Due to Policy Loans                             0           (27,472)           (4,040)                0
 Transfers of Cost of Insurance                       (1,908)          (57,689)           (7,096)             (690)
 Transfers of Loan Processing Charges                    (57)             (252)              (31)               (4)
 Transfers Among Investment Divisions                 13,918           529,455           220,242            59,158
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                29,921           768,952           253,738            60,523
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     48,885         1,181,319           289,085            67,782
Net Assets Beginning Balance                         128,324         2,713,284           337,005            15,835
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        177,209  $      3,894,603  $        626,090  $         83,617
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                              International         Global            Basic
                                                  Equity             Bond             Value         International
                                                  Focus             Focus             Focus              Bond
                                                   Fund              Fund              Fund              Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $          4,697  $          1,034  $         62,330  $          1,938
 Mortality and Expense Charges                        (4,415)             (152)          (11,926)             (240)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                           282               882            50,404             1,698
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              85                 5            14,743               417
 Net Unrealized Gains (Losses)                        21,751               624           171,327              (412)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          21,836               629           186,070                 5
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            22,118             1,511           236,474             1,703
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            58,953             2,504            92,817                 0
 Transfers of Policy Loading, Net                        981                63            (1,345)             (203)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                 (11,361)              (27)           (6,645)                8
 Transfers Due to Policy Loans                        (2,972)                0            (7,488)                0
 Transfers of Cost of Insurance                       (7,163)             (328)          (19,752)             (358)
 Transfers of Loan Processing Charges                    (36)               (4)              (83)                0
 Transfers Among Investment Divisions                229,734            10,123           968,722            32,873
 Transfer of Merged Funds                                  0            41,724                 0           (41,724)
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               268,136            54,055         1,026,226            (9,404)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    290,254            55,566         1,262,700            (7,701)
Net Assets Beginning Balance                         337,801             5,521           747,772             7,701
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        628,055  $         61,087  $      2,010,472  $              0
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                 Developing
                                                  Capital            Equity
                                               Markets Focus         Growth             1996              1997
                                                    Fund              Fund             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $          8,213  $              0  $              0  $              0
 Mortality and Expense Charges                        (4,047)              (81)               (5)              (47)
 Transaction Charges                                       0                 0                (1)              (18)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                         4,166               (81)               (6)              (65)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (222)                1               308                16
 Net Unrealized Gains (Losses)                        30,006             1,037              (284)              246
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          29,784             1,038                24               262
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            33,950               957                18               197
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            42,742                 0                 0             1,438
 Transfers of Policy Loading, Net                     (1,156)                1                 0                47
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                 (11,879)              (28)              (45)                0
 Transfers Due to Policy Loans                        (6,106)                0                 0                 0
 Transfers of Cost of Insurance                       (5,962)             (146)              (20)             (133)
 Transfers of Loan Processing Charges                    (57)               (4)                0                 0
 Transfers Among Investment Divisions                116,247            57,113            (4,401)                2
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               133,829            56,936            (4,466)            1,354
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    167,779            57,893            (4,448)            1,551
Net Assets Beginning Balance                         328,523                 0             4,448             4,476
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        496,302  $         57,893  $              0  $          6,027
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                    1998              1999              2000              2003
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                          (288)              (47)             (649)             (337)
 Transaction Charges                                    (108)              (18)             (244)             (127)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (396)              (65)             (893)             (464)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             106                17               453               364
 Net Unrealized Gains (Losses)                         1,376               216             2,025              (231)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)           1,482               233             2,478               133
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             1,086               168             1,585              (331)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,434             1,429            13,023             2,137
 Transfers of Policy Loading, Net                       (153)               47               205               (42)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                       2                 0                 0                 3
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                         (380)             (133)           (1,073)             (479)
 Transfers of Loan Processing Charges                      0                 0                (1)               (1)
 Transfers Among Investment Divisions                    (17)                1            (3,014)              (16)
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   886             1,344             9,140             1,602
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                      1,972             1,512            10,725             1,271
Net Assets Beginning Balance                          30,968             4,532            67,853            38,519
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         32,940  $          6,044  $         78,578  $         39,790
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                    2004              2005              2007              2009
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                          (191)             (290)              (42)              (64)
 Transaction Charges                                     (72)             (109)              (16)              (24)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (263)             (399)              (58)              (88)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              35               694                18               315
 Net Unrealized Gains (Losses)                           (55)             (793)              843              (529)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)             (20)              (99)              861              (214)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (283)             (498)              803              (302)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0            12,896                 0             2,511
 Transfers of Policy Loading, Net                       (156)            1,046               (73)              232
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                       2                (4)               (4)                0
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                         (208)             (708)              (90)              (64)
 Transfers of Loan Processing Charges                      0                (1)               (1)                0
 Transfers Among Investment Divisions                    (15)           (2,625)            7,912            (2,763)
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  (377)           10,604             7,744               (84)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                       (660)           10,106             8,547              (386)
Net Assets Beginning Balance                          22,060            23,862                 0             7,599
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         21,400  $         33,968  $          8,547  $          7,213
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                            Divisions Investing In
                                            ------------------------------------------------------


                                                    2010              2013              2014
                                                   Trust             Trust             Trust
                                            ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0
 Mortality and Expense Charges                          (205)              (32)             (441)
 Transaction Charges                                     (77)              (12)             (166)
                                            ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (282)              (44)             (607)
                                            ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             135                 0             3,418
 Net Unrealized Gains (Losses)                        (1,059)              (91)            4,569
                                            ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)            (924)              (91)            7,987
                                            ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            (1,206)             (135)            7,380
                                            ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0             1,080                 0
 Transfers of Policy Loading, Net                       (180)               37               383
 Transfers Due to Deaths                                   0                 0                 0
 Transfers Due to Other Terminations                       1                 0               (26)
 Transfers Due to Policy Loans                             0                 0                 0
 Transfers of Cost of Insurance                         (201)              (46)             (493)
 Transfers of Loan Processing Charges                      0                 0                (4)
 Transfers Among Investment Divisions                    (12)                1            51,143
 Transfer of Merged Funds                                  0                 0                 0
                                            ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                  (392)            1,072            51,003
                                            ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     (1,598)              937            58,383
Net Assets Beginning Balance                          24,949             3,310                 0
                                            ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         23,351  $          4,247  $         58,383
                                            ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                             Divisions Investing In
                                                              -----------------------------------------------------
                                                                                    Intermediate       Long-Term
                                                   Total             Money           Government        Corporate
                                                  Separate          Reserve             Bond             Bond
                                                  Account          Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $        423,802  $         75,573  $          6,717  $          5,678
 Mortality and Expense Charges                       (69,677)          (10,765)             (882)             (711)
 Transaction Charges                                    (512)                0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                       353,613            64,808             5,835             4,967
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                         (31,049)                0            (3,021)           (1,867)
 Net Unrealized Gains                                678,554                 0            12,060            11,165
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains                  647,505                 0             9,039             9,298
                                            ----------------- ----------------- ----------------- -----------------

Increase in Net Assets
 Resulting from Operations                         1,001,118            64,808            14,874            14,265
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                         3,597,850         2,459,374            23,606            17,779
 Transfers of Policy Loading, Net                    259,576           232,646               727               264
 Transfers Due to Deaths                              (4,554)                0                 0                 0
 Transfers Due to Other Terminations                (238,972)          (34,843)           (2,594)           (2,669)
 Transfers Due to Policy Loans                       (38,631)           (3,399)                0                 0
 Transfers of Cost of Insurance                     (163,287)          (21,503)           (1,898)           (2,082)
 Transfers of Loan Processing Charges                   (916)              (67)               (6)             (132)
 Transfers Among Investment Divisions                      0        (2,365,548)           50,888             5,396
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             3,411,066           266,660            70,723            18,556
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  4,412,184           331,468            85,597            32,821
Net Assets Beginning Balance                       5,825,765         1,038,349            88,400            60,341
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $     10,237,949  $      1,369,817  $        173,997  $         93,162
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------

                                                  Capital            Growth           Multiple            High
                                                   Stock             Stock            Strategy           Yield
                                                 Portfolio         Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $         32,978  $         31,715  $        121,523  $         15,804
 Mortality and Expense Charges                        (4,909)           (6,139)          (13,244)           (1,394)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        28,069            25,576           108,279            14,410
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          (5,071)           (5,479)          (15,281)           (1,905)
 Net Unrealized Gains                                 74,124           175,202           126,014             8,743
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains                   69,053           169,723           110,733             6,838
                                            ----------------- ----------------- ----------------- -----------------

Increase in Net Assets
 Resulting from Operations                            97,122           195,299           219,012            21,248
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           114,670           118,193           159,175            25,566
 Transfers of Policy Loading, Net                      3,765             3,650            (2,509)              501
 Transfers Due to Deaths                                   0                 0            (2,252)                0
 Transfers Due to Other Terminations                 (10,645)           (3,826)          (68,092)           (7,461)
 Transfers Due to Policy Loans                        (3,841)           (5,879)          (15,000)                0
 Transfers of Cost of Insurance                      (12,143)          (12,609)          (29,367)           (2,333)
 Transfers of Loan Processing Charges                    (52)             (161)             (119)               (6)
 Transfers Among Investment Divisions                162,101           344,527           299,844            24,577
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               253,855           443,895           341,680            40,844
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    350,977           639,194           560,692            62,092
Net Assets Beginning Balance                         367,388           422,518         1,228,523           115,247
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        718,365  $      1,061,712  $      1,789,215  $        177,339
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                                                                         Global
                                                  Natural            Global                             Utility
                                                 Resources          Strategy          Balanced           Focus
                                                 Portfolio         Portfolio         Portfolio            Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,883  $        105,576  $         12,771  $            819
 Mortality and Expense Charges                          (967)          (20,960)           (2,089)             (139)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                           916            84,616            10,682               680
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             287            10,745            (1,046)            1,225
 Net Unrealized Gains                                  9,187           116,873            29,915             1,119
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains                    9,474           127,618            28,869             2,344
                                            ----------------- ----------------- ----------------- -----------------

Increase in Net Assets
 Resulting from Operations                            10,390           212,234            39,551             3,024
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            22,453           420,392            64,595             1,973
 Transfers of Policy Loading, Net                        545             9,765             2,652                23
 Transfers Due to Deaths                                   0            (2,302)                0                 0
 Transfers Due to Other Terminations                     (23)          (95,638)           (6,177)               25
 Transfers Due to Policy Loans                        (2,534)           (7,978)                0                 0
 Transfers of Cost of Insurance                       (1,508)          (52,742)           (6,217)             (255)
 Transfers of Loan Processing Charges                    (19)             (251)              (13)               (1)
 Transfers Among Investment Divisions                 12,859           315,736           109,076             7,691
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                31,773           586,982           163,916             9,456
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     42,163           799,216           203,467            12,480
Net Assets Beginning Balance                          86,161         1,914,068           133,538             3,355
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        128,324  $      2,713,284  $        337,005  $         15,835
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                              International         Global            Basic
                                                  Equity             Bond             Value         International
                                                  Focus             Focus             Focus              Bond
                                                   Fund              Fund              Fund              Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $          4,480  $            250  $          6,840  $            290
 Mortality and Expense Charges                        (1,684)              (23)           (2,668)              (33)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                         2,796               227             4,172               257
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          (3,036)                0               997                16
 Net Unrealized Gains                                 16,069               135            53,427               412
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains                   13,033               135            54,424               428
                                            ----------------- ----------------- ----------------- -----------------

Increase in Net Assets
 Resulting from Operations                            15,829               362            58,596               685
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            49,049             4,080            44,182                 0
 Transfers of Policy Loading, Net                      2,391               176             2,304               (18)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                  (4,854)               (2)             (379)               (4)
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                       (5,887)              (90)           (5,950)             (214)
 Transfers of Loan Processing Charges                    (14)                0               (34)                0
 Transfers Among Investment Divisions                165,264                14           554,331             7,252
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               205,949             4,178           594,454             7,016
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    221,778             4,540           653,050             7,701
Net Assets Beginning Balance                         116,023               981            94,722                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        337,801  $          5,521  $        747,772  $          7,701
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                 Developing
                                                  Capital
                                               Markets Focus          1995              1996              1997
                                                    Fund             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $            905  $              0  $              0  $              0
 Mortality and Expense Charges                        (1,720)                0               (32)              (32)
 Transaction Charges                                       0                 0               (12)              (12)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (815)                0               (44)              (44)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          (9,973)                0                 9                 5
 Net Unrealized Gains                                 13,085                 0               242               339
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains                    3,112                 0               251               344
                                            ----------------- ----------------- ----------------- -----------------

Increase in Net Assets
 Resulting from Operations                             2,297                 0               207               300
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            38,689                 0             1,432             1,432
 Transfers of Policy Loading, Net                        898                 0                54                54
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                  (1,784)               (2)               (1)               (1)
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                       (4,791)                0              (137)             (137)
 Transfers of Loan Processing Charges                    (32)                0                 0                 0
 Transfers Among Investment Divisions                193,264               (21)               23                 4
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               226,244               (23)            1,371             1,352
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    228,541               (23)            1,578             1,652
Net Assets Beginning Balance                          99,982                23             2,870             2,824
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        328,523  $              0  $          4,448  $          4,476
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                    1998              1999              2000              2003
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                          (122)              (32)             (365)             (255)
 Transaction Charges                                     (47)              (12)             (138)              (97)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (169)              (44)             (503)             (352)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              21                 4                27               140
 Net Unrealized Gains                                  1,559               507             6,514             6,488
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains                    1,580               511             6,541             6,628
                                            ----------------- ----------------- ----------------- -----------------

Increase in Net Assets
 Resulting from Operations                             1,411               467             6,038             6,276
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,366             1,430            11,494             3,472
 Transfers of Policy Loading, Net                         76                54               402                40
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (13)               (1)              (21)              (18)
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                         (338)             (136)           (1,032)             (514)
 Transfers of Loan Processing Charges                     (1)                0                (3)               (2)
 Transfers Among Investment Divisions                 20,133                 5            25,134            29,265
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                22,223             1,352            35,974            32,243
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     23,634             1,819            42,012            38,519
Net Assets Beginning Balance                           7,334             2,713            25,841                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         30,968  $          4,532  $         67,853  $         38,519
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                    2004              2005              2009              2010
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                           (84)             (180)              (61)             (167)
 Transaction Charges                                     (32)              (68)              (23)              (63)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (116)             (248)              (84)             (230)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               8               959             1,105                82
 Net Unrealized Gains                                  2,067             4,690             1,392             6,317
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains                    2,075             5,649             2,497             6,399
                                            ----------------- ----------------- ----------------- -----------------

Increase in Net Assets
 Resulting from Operations                             1,959             5,401             2,413             6,169
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0             6,368             5,039                 0
 Transfers of Policy Loading, Net                         54               495               502                25
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (11)               (7)               (1)               71
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                         (161)             (823)             (159)             (213)
 Transfers of Loan Processing Charges                     (1)               (1)                0                (1)
 Transfers Among Investment Divisions                 20,220             4,564            (5,499)           18,898
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                20,101            10,596              (118)           18,780
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     22,060            15,997             2,295            24,949
Net Assets Beginning Balance                               0             7,865             5,304                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         22,060  $         23,862  $          7,599  $         24,949
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                          Division Investing In
                                            -----------------


                                                    2013
                                                   Trust
                                            -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0
 Mortality and Expense Charges                           (20)
 Transaction Charges                                      (8)
                                            -----------------
  Net Investment Income (Loss)                           (28)
                                            -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               0
 Net Unrealized Gains                                    909
                                            -----------------
  Net Realized and Unrealized Gains                      909
                                            -----------------

Increase in Net Assets
 Resulting from Operations                               881
                                            -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,041
 Transfers of Policy Loading, Net                         40
 Transfers Due to Deaths                                   0
 Transfers Due to Other Terminations                      (1)
 Transfers Due to Policy Loans                             0
 Transfers of Cost of Insurance                          (48)
 Transfers of Loan Processing Charges                      0
 Transfers Among Investment Divisions                      2
                                            -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,034
                                            -----------------

Increase (Decrease) in Net Assets                      1,915
Net Assets Beginning Balance                           1,395
                                            -----------------
Net Assets Ending Balance                   $          3,310
                                            =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                             Divisions Investing In
                                                              -----------------------------------------------------
                                                                                    Intermediate       Long-Term
                                                   Total             Money           Government        Corporate
                                                  Separate          Reserve             Bond              Bond
                                                  Account          Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $        268,953  $         41,342  $          4,966  $          5,571
 Mortality and Expense Charges                       (39,147)           (7,682)             (579)             (500)
 Transaction Charges                                    (139)                0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                       229,667            33,660             4,387             5,071
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                         (14,386)                0            (1,374)           (2,463)
 Net Unrealized Gains (Losses)                      (356,936)                0            (5,684)           (5,516)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)        (371,322)                0            (7,058)           (7,979)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                          (141,655)           33,660            (2,671)           (2,908)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                         2,992,673         2,182,917            16,259            14,303
 Transfers of Policy Loading, Net                    242,105           204,854               838               297
 Transfers Due to Deaths                              (4,709)           (4,709)                0                 0
 Transfers Due to Other Terminations                 (42,335)          (19,061)              (47)              (34)
 Transfers Due to Policy Loans                       (26,381)           (3,291)                0            (8,090)
 Transfers of Cost of Insurance                     (142,930)          (11,687)           (1,890)           (1,766)
 Transfers of Loan Processing Charges                   (180)              (61)               (2)               (1)
 Transfers Among Investment Divisions                      0        (2,135,609)           57,882            15,300
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             3,018,243           213,353            73,040            20,009
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  2,876,588           247,013            70,369            17,101
Net Assets Beginning Balance                       2,949,177           791,336            18,031            43,240
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      5,825,765  $      1,038,349  $         88,400  $         60,341
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------

                                                  Capital           Growth            Multiple            High
                                                   Stock             Stock            Strategy           Yield
                                                 Portfolio         Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $         22,713  $         44,060  $         91,638  $         10,086
 Mortality and Expense Charges                        (2,624)           (3,093)           (8,738)             (858)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        20,089            40,967            82,900             9,228
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (193)           (4,489)           (8,962)             (113)
 Net Unrealized Gains (Losses)                       (36,308)          (53,393)         (122,822)          (11,295)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         (36,501)          (57,882)         (131,784)          (11,408)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           (16,412)          (16,915)          (48,884)           (2,180)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            87,258            72,918           141,921            19,063
 Transfers of Policy Loading, Net                      3,860             2,341             6,369               899
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                  (3,606)           (5,552)             (694)              (62)
 Transfers Due to Policy Loans                             0                 0            (7,343)                0
 Transfers of Cost of Insurance                      (12,541)          (11,943)          (30,302)           (2,517)
 Transfers of Loan Processing Charges                     (9)              (11)              (30)               (3)
 Transfers Among Investment Divisions                114,987           115,653           557,800            31,203
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               189,949           173,406           667,721            48,583
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    173,537           156,491           618,837            46,403
Net Assets Beginning Balance                         193,851           266,027           609,686            68,844
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        367,388  $        422,518  $      1,228,523  $        115,247
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                                                                         Global
                                                  Natural           Global                              Utility
                                                 Resources          Strategy         Balanced            Focus
                                                 Portfolio         Portfolio         Portfolio            Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $            881  $         40,661  $          6,867  $             48
 Mortality and Expense Charges                          (515)          (12,743)             (945)               (9)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                           366            27,918             5,922                39
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          (1,133)            6,797            (2,182)                1
 Net Unrealized Gains (Losses)                        (1,787)          (96,994)           (8,078)             (139)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          (2,920)          (90,197)          (10,260)             (138)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            (2,554)          (62,279)           (4,338)              (99)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            15,585           322,623            52,080             1,574
 Transfers of Policy Loading, Net                        459            16,489             2,418                63
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (76)           (6,534)           (5,452)               (1)
 Transfers Due to Policy Loans                             0            (7,657)                0                 0
 Transfers of Cost of Insurance                       (1,820)          (55,334)           (6,317)             (141)
 Transfers of Loan Processing Charges                     (2)              (47)               (4)                0
 Transfers Among Investment Divisions                 35,939           978,339           (64,303)            1,959
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                50,085         1,247,879           (21,578)            3,454
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     47,531         1,185,600           (25,916)            3,355
Net Assets Beginning Balance                          38,630           728,468           159,454                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         86,161  $      1,914,068  $        133,538  $          3,355
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                              International         Global            Basic          Developing
                                                  Equity             Bond             Value        Capital Markets
                                                  Focus             Focus             Focus            Focus
                                                   Fund              Fund              Fund             Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $             36  $             37  $             47  $              0
 Mortality and Expense Charges                          (178)               (2)             (144)             (170)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (142)               35               (97)             (170)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              25                 0               (15)               15
 Net Unrealized Gains (Losses)                        (3,703)              (34)             (555)           (9,329)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          (3,678)              (34)             (570)           (9,314)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            (3,820)                1              (667)           (9,484)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            17,941               955             9,863            18,358
 Transfers of Policy Loading, Net                        954                43               584               891
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                    (452)                0               (47)             (685)
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                       (1,772)              (20)             (679)           (1,570)
 Transfers of Loan Processing Charges                     (3)                0                (3)               (3)
 Transfers Among Investment Divisions                103,175                 2            85,671            92,475
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               119,843               980            95,389           109,466
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    116,023               981            94,722            99,982
Net Assets Beginning Balance                               0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        116,023  $            981  $         94,722  $         99,982
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                    1995              1996              1997              1998
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                           (12)              (19)              (18)              (45)
 Transaction Charges                                      (5)               (7)               (7)              (17)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                           (17)              (26)              (25)              (62)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              30                12                (6)               (5)
 Net Unrealized Gains (Losses)                           (11)               13               (24)             (124)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)              19                25               (30)             (129)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 2                (1)              (55)             (191)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0             1,466             1,448             3,740
 Transfers of Policy Loading, Net                         (8)               62                61               158
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                       0                (1)               (1)               (4)
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                          (61)             (182)             (181)             (328)
 Transfers of Loan Processing Charges                      0                 0                 0                 0
 Transfers Among Investment Divisions                 (1,638)             (491)             (469)            1,037
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                (1,707)              854               858             4,603
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     (1,705)              853               803             4,412
Net Assets Beginning Balance                           1,728             2,017             2,021             2,922
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $             23  $          2,870  $          2,824  $          7,334
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                    1999              2000              2005              2009
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                           (18)             (190)              (36)              (19)
 Transaction Charges                                      (7)              (72)              (13)               (7)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                           (25)             (262)              (49)              (26)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              (2)             (317)              (18)               (9)
 Net Unrealized Gains (Losses)                           (71)             (812)             (150)               12
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)             (73)           (1,129)             (168)                3
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               (98)           (1,391)             (217)              (23)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,414             9,351             1,275                 0
 Transfers of Policy Loading, Net                         60               347                54                 0
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                      (1)              (16)               (4)               (3)
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                         (178)           (1,369)             (193)              (75)
 Transfers of Loan Processing Charges                      0                (1)                0                 0
 Transfers Among Investment Divisions                    487              (202)            5,464             5,405
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 1,782             8,110             6,596             5,327
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                      1,684             6,719             6,379             5,304
Net Assets Beginning Balance                           1,029            19,122             1,486                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $          2,713  $         25,841  $          7,865  $          5,304
                                            ================= ================= ================= =================

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                          Division Investing In
                                            -----------------


                                                    2013
                                                   Trust
                                            -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0
 Mortality and Expense Charges                           (10)
 Transaction Charges                                      (4)
                                            -----------------
  Net Investment Income (Loss)                           (14)
                                            -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              15
 Net Unrealized Gains (Losses)                          (132)
                                            -----------------
  Net Realized and Unrealized Gains (Losses)            (117)
                                            -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (131)
                                            -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               361
 Transfers of Policy Loading, Net                         12
 Transfers Due to Deaths                                   0
 Transfers Due to Other Terminations                      (2)
 Transfers Due to Policy Loans                             0
 Transfers of Cost of Insurance                          (64)
 Transfers of Loan Processing Charges                      0
 Transfers Among Investment Divisions                    (66)
                                            -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                   241
                                            -----------------

Increase (Decrease) in Net Assets                        110
Net Assets Beginning Balance                           1,285
                                            -----------------
Net Assets Ending Balance                   $          1,395
                                            =================


















INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML Life Insurance Company of New York (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1996 and 1995, and the related statements of earnings, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.








February 24, 1997

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1996 AND 1995
(Dollars in Thousands)


                                                                             1996                  1995
                                                                       ---------------         -------------
ASSETS
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1996 - $264,341; 1995 - $295,403)                   $     269,103           $   307,596
 Equity securities, at estimated fair value
   (cost: 1996 - $8,975; 1995 - $3,017)                                        10,859                 3,534
 Mortgage loans                                                                 2,057                 4,032
 Policy loans on insurance contracts                                           85,548                82,073
                                                                       ---------------         -------------
   Total Investments                                                          367,567               397,235
                                                                       ===============         =============



CASH AND CASH EQUIVALENTS                                                       7,828                17,387
ACCRUED INVESTMENT INCOME                                                       5,952                 6,603
DEFERRED POLICY ACQUISITION COSTS                                              29,272                30,922
FEDERAL INCOME TAXES - DEFERRED                                                   -                   3,622
REINSURANCE RECEIVABLES                                                         1,065                   493
OTHER ASSETS                                                                    4,569                 2,653
SEPARATE ACCOUNTS ASSETS                                                      591,814               544,432
                                                                       ---------------         -------------

TOTAL ASSETS                                                            $   1,008,067           $ 1,003,347
                                                                       ===============         =============











See notes to financial statements.

ML Life Insurance Company of New York
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)
Balance Sheets
As of December 31, 1996 and 1995
(Continued)  (Dollars in Thousands)

                                                                             1996                   1995
                                                                       ---------------         --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                      $     318,567           $    337,137
   Claims and claims settlement expenses                                        2,572                  2,901
                                                                       ---------------         --------------
          Total policy liabilities and accruals                               321,139                340,038

 OTHER POLICYHOLDER FUNDS                                                       1,160                    739
 FEDERAL INCOME TAXES - DEFERRED                                                  626                     -
 FEDERAL INCOME TAXES - CURRENT                                                 2,099                    185
 AFFILIATED PAYABLES - NET                                                      5,026                  4,062
 OTHER LIABILITIES                                                              1,649                  3,112
 SEPARATE ACCOUNTS LIABILITIES                                                591,814                544,432
                                                                       ---------------         --------------
          Total Liabilities                                                   923,513                892,568
                                                                       ---------------         --------------

STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                          2,200                   2,200
 Additional paid-in capital                                                   72,040                  83,006
 Retained earnings                                                             9,219                  24,034
 Net unrealized gain on investment securities                                  1,095                   1,539
                                                                       --------------          --------------
          Total Stockholder's Equity                                          84,554                 110,779
                                                                       --------------          --------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                              $  1,008,067            $  1,003,347
                                                                       ==============          ==============

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                          1996                  1995                  1994
                                                                      ------------          ------------          ------------
REVENUES:
 Investment revenue:
   Net investment income                                               $   27,520            $   29,819            $   32,679
   Net realized investment gains (losses)                                   2,169                  (265)               (2,218)
 Policy charge revenue                                                     11,959                10,864                10,339
                                                                      ------------          ------------          ------------

        Total Revenues                                                     41,648                40,418                40,800
                                                                      ------------          ------------          ------------

BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                      16,586                17,375                22,691
 Market value adjustment expense                                              301                   238                   132
 Policy benefits (net of reinsurance recoveries: 1996 - $1,584
   1995 - $917; 1994 - $715)                                                1,311                   528                 1,620
 Reinsurance premium ceded                                                  1,262                 1,227                 1,240
 Amortization of deferred policy acquisition costs                          3,784                 1,300                 4,141
 Insurance expenses and taxes                                               4,595                 4,508                 3,685
                                                                      ------------          ------------          ------------

        Total Benefits and Expenses                                        27,839                25,176                33,509
                                                                      ------------          ------------          ------------

        Earnings Before Federal Income Tax Provision                       13,809                15,242                 7,291
                                                                      ------------          ------------          ------------

FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                      102                 1,692                  (213)
 Deferred                                                                   4,488                 3,486                 2,031
                                                                      ------------          ------------          ------------

        Total Federal Income Tax Provision                                  4,590                 5,178                 1,818
                                                                      ------------          ------------          ------------


NET EARNINGS                                                           $    9,219            $   10,064            $    5,473
                                                                      ============          ============          ============




See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                                                      Net
                                                           Additional                              unrealized              Total
                                        Common              paid-in             Retained           investment          stockholder's
                                        stock               capital             earnings           gain (loss)             equity
                                     -----------          -----------         -----------          -----------         -------------
BALANCE, JANUARY 1, 1994              $   2,200            $  83,006           $   8,497            $    (927)          $    92,776

 Net earnings                                                                      5,473                                      5,473
 Net unrealized investment loss                                                                        (2,436)               (2,436)
                                     -----------          -----------         -----------          -----------         -------------

BALANCE, DECEMBER 31, 1994                2,200               83,006              13,970              ( 3,363)               95,813

 Net earnings                                                                     10,064                                     10,064
 Net unrealized investment gain                                                                         4,902                 4,902
                                     -----------          -----------         -----------          -----------         -------------

BALANCE, DECEMBER 31, 1995                2,200               83,006              24,034                1,539               110,779

 Dividend to Parent                                          (10,966)            (24,034)                                   (35,000)
 Net earnings                                                                      9,219                                      9,219
 Net unrealized investment loss                                                                          (444)                 (444)
                                     -----------          -----------         -----------          -----------         -------------

BALANCE, DECEMBER 31, 1996            $   2,200            $  72,040           $   9,219            $   1,095           $    84,554
                                     ===========          ===========         ===========          ===========         =============


















See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                          1996                  1995                  1994
                                                                      -----------           -----------           -----------
OPERATING ACTIVITIES:
 Net earnings                                                          $   9,219             $  10,064             $   5,473
   Adjustments to reconcile net earnings to net cash and
    cash equivalents provided (used) by operating activities:
     Amortization of deferred policy acquisition costs                     3,784                 1,300                 4,142
     Capitalization of policy acquisition costs                           (2,134)               (4,368)               (7,142)
     Amortization, (accretion) and depreciation of investments                 1                  (434)                 (312)
     Net realized investment (gains) losses                               (2,169)                  265                 2,218
     Interest credited to policyholders' account balances                 16,586                17,375                22,691
     Provision for deferred Federal income tax                             4,488                 3,486                 2,031
     Changes in operating assets and liabilities:
      Accrued investment income                                              651                   751                 2,810
      Claims and claims settlement expenses                                 (329)               (1,413)               (1,300)
      Federal income taxes - current                                       1,914                    15                  (694)
      Other policyholder funds                                               421                  (793)                  332
      Affiliated payable - net                                               964                  (180)                 (981)
     Policy loans on insurance contracts                                  (3,475)               (4,246)               (4,447)
     Other, net                                                           (3,951)                1,723                (1,947)
                                                                      -----------           -----------           -----------
      Net cash and cash equivalents provided
        by operating activities                                           25,970                23,545                22,874
                                                                      -----------           -----------           -----------

INVESTING ACTIVITIES:
 Sales of available-for-sale securities                                  155,645                68,736               128,183
 Maturities of available-for-sale securities                              34,455                38,420                92,499
 Purchases of available-for-sale securities                             (162,828)             (103,568)              (73,045)
 Mortgage loans principal payments received                                1,975                   -                   8,998
 Sales of mortgage loans                                                     -                   3,608                   -
                                                                      -----------           -----------           -----------
      Net cash and cash equivalents provided by
        investing activities                                              29,247                 7,196               156,635
                                                                      -----------           -----------           -----------

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Continued) (Dollars In Thousands)

                                                                           1996                 1995                  1994
                                                                      -------------         -------------         --------------
FINANCING ACTIVITIES:
 Dividends paid to parent                                              $   (35,000)          $       -             $        -
 Policyholders' account balances:
   Deposits                                                                 32,158                43,191                 56,297
   Withdrawals (net of transfers to/from Separate Accounts)                (61,934)              (77,460)              (242,355)
                                                                      -------------         -------------         --------------
      Net cash and cash equivalents used
        by financing activities                                            (64,776)              (34,269)              (186,058)
                                                                      -------------         -------------         --------------

NET DECREASE IN CASH AND
 CASH EQUIVALENTS                                                           (9,559)               (3,528)                (6,549)

CASH AND CASH EQUIVALENTS:
 Beginning of year                                                          17,387                20,915                 27,464
                                                                      -------------         -------------         --------------

 End of year                                                           $     7,828           $    17,387           $     20,915
                                                                      =============         =============         ==============

Supplementary Disclosure of Cash Flow Information:
 Cash paid (received) to (from) affiliates for:
   Federal income taxes                                                $    (1,812)          $     1,677            $       482
   Interest                                                                    440                   447                    352





See notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
 (DOLLARS IN THOUSANDS)


NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Basis of Reporting: ML Life Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are immediate annuities, market value adjusted annuities, variable life insurance and variable annuities. The Company is licensed to sell insurance in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned subsidiary of Merrill Lynch & Co.

 The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products              4.00% - 5.40%
 Interest-sensitive deferred annuities         4.00% - 8.23%
 Immediate annuities                           3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for claims unreported.

 Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $183 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1996, the Company had life insurance in-force that was ceded to other life insurance companies of $149,994.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                              1996           1995          1994
                          -----------    -----------   -----------
 Beginning balance         $  17,654      $  14,923     $  15,614
 Capitalized amounts             577          1,553         1,447
 Interest accrued              1,566          2,138         1,407
 Amortization                 (2,646)          (960)       (3,545)
                          -----------    -----------   -----------
 Ending balance            $  17,151      $  17,654     $  14,923
                          ===========    ===========   ===========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                        1997  $1,394
                        1998     995
                        1999     942
                        2000     905
                        2001     868

 Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale securities, which are carried at estimated fair value with unrealized gains and losses included in stockholder's equity. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of identified cost.

 Fixed maturity securities may contain securities which are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured corporate debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB or higher and are not guaranteed by an agency of the Federal government.

 Mortgage loans are stated at unpaid principal balances, net of valuation allowances. Such valuation allowances are based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considers, among other things, the estimated fair value of the underlying collateral.

 The Company recognizes income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company will recognize a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there is a difference between the cash payment interest rate and the accrual interest rate. For all loans, the Company stops accruing income when an interest payment default either occurs or is probable. Impairments of mortgage loans are established as valuation allowances and recorded to net realized investment gains or losses.

 The Company has previously made commercial mortgage loans collateralized by real estate. The return on and the ultimate recovery of these loans are generally dependent on the successful operation, sale or refinancing of the real estate. The Company monitors the effects of current and expected real estate market conditions and other factors when assessing the collectibility of mortgage loans. When, in management's judgment, these assets are impaired, appropriate losses are recorded. Such estimates necessarily include assumptions, which may include anticipated improvements in selected market conditions for real estate, which may or may not occur. The more significant assumptions management considers involve estimates of the following: lease absorption and sales rates; real estate values and rates of return; operating expenses; required capital improvements; inflation; and sufficiency of any collateral independent of the real estate. Management believes that the carrying value approximates the fair value of these investments.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Separate Accounts: Separate Accounts are established in conformity with New York State Insurance Law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                         1996              1995
                                                     ------------      ------------
  Assets:
   Fixed maturity securities (1)                      $  269,103        $  307,596
   Equity securities (1)                                  10,859             3,534
   Mortgage loans (2)                                      2,057             4,032
   Policy loans on insurance contracts (3)                85,548            82,073
   Cash and cash equivalents (4)                           7,828            17,387
   Separate Accounts assets (5)                          591,814           544,432
                                                     ------------      ------------

  Total financial instruments recorded as assets      $  967,209        $  959,054
                                                     ============      ============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1996 and 1995 securities without a readily ascertainable market value, having an amortized cost of $55,323 and $63,071, had an estimated fair value of $57,018 and $66,367, respectively.

 (2) The estimated fair value of mortgage loans approximates the carrying value. See Note 1 for a discussion of the Company's valuation process.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3:   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:

                                                                                   1996
                                                  ---------------------------------------------------------------------
                                                      Cost /            Gross              Gross            Estimated
                                                    Amortized         Unrealized         Unrealized            Fair
                                                      Cost              Gains              Losses             Value
                                                  ------------        -----------        -----------        -----------
 Fixed maturity securities:
   Corporate debt securities                       $  212,290          $   4,743          $     556          $ 216,477
   Mortgage-backed securities                          46,204                827                383             46,648
   U.S. government and agencies                           830                230                  -              1,060
   Foreign governments                                  5,017                 10                109              4,918
                                                  ------------        -----------        -----------        -----------

    Total fixed maturity securities                $  264,341          $   5,810          $   1,048          $ 269,103
                                                  ============        ===========        ===========        ===========

  Equity securities:
   Non-redeemable preferred stocks                 $    7,237          $   2,429          $      38          $   9,628
   Common stocks                                        1,738                260                767              1,231
                                                  ------------        -----------        -----------        -----------

      Total equity securities                      $    8,975          $   2,689          $     805          $  10,859
                                                  ============        ===========        ===========        ===========

                                                                                   1995
                                                  ---------------------------------------------------------------------
                                                      Cost /            Gross              Gross             Estimated
                                                    Amortized         Unrealized         Unrealized             Fair
                                                      Cost              Gains              Losses              Value
                                                  ------------        -----------        -----------        -----------
  Fixed maturity securities:
   Corporate debt securities                       $  225,859          $  10,251          $     493          $ 235,617
   Mortgage-backed securities                          64,347              2,126                 75             66,398
   U.S. government and agencies                         5,197                384                  -              5,581
                                                  ------------        -----------        -----------        -----------

    Total fixed maturity securities                $  295,403          $  12,761          $     568          $ 307,596
                                                  ============        ===========        ===========        ===========

  Equity securities:
   Non-redeemable preferred stocks                 $    1,251          $   1,149          $       -          $   2,400
   Common stocks                                        1,766                135                767              1,134
                                                  ------------        -----------        -----------        -----------

      Total equity securities                      $    3,017          $   1,284          $     767          $   3,534
                                                  ============        ===========        ===========        ===========

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996 by contractual maturity were:

                                                                                          Estimated
                                                                       Amortized            Fair
                                                                          Cost              Value
                                                                      -----------        -----------
  Fixed maturity securities:
  Due in one year or less                                              $  36,508          $  36,550
  Due after one year through five years                                  125,060            128,214
  Due after five years through ten years                                  45,087             46,196
  Due after ten years                                                     11,482             11,495
                                                                      -----------        -----------
                                                                         218,137            222,455
  Mortgage-backed securities                                              46,204             46,648
                                                                      -----------        -----------

    Total fixed maturity securities                                    $ 264,341          $ 269,103
                                                                      ===========        ===========

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996 by rating agency equivalent were:

                                                                                          Estimated
                                                                        Amortized           Fair
                                                                          Cost              Value
                                                                      -----------        -----------
  AAA                                                                  $  61,677          $  62,377
  AA                                                                      19,178             19,791
  A                                                                       64,297             65,091
  BBB                                                                    107,256            109,782
  Non-investment grade                                                    11,933             12,062
                                                                      -----------        -----------

    Total fixed maturity securities                                    $ 264,341          $ 269,103
                                                                      ===========        ===========

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in conjunction with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to shareholder's equity. The following reconciles the net unrealized investment gain on investment securities classified as available-for-sale as of December 31:

                                                                          1996               1995
                                                                      -----------        -----------
  Assets:
   Fixed maturity securities                                           $   4,762          $  12,193
   Equity securities                                                       1,884                517
                                                                      -----------        -----------
                                                                           6,646             12,710
                                                                      -----------        -----------

  Liabilities:
   Policyholders' account balances                                         4,962             10,342
   Federal income taxes - deferred                                           589                829
                                                                      -----------        -----------
                                                                           5,551             11,171
                                                                      -----------        -----------

  Stockholder's equity:
   Net unrealized investment gain on investment securities             $   1,095          $   1,539
                                                                      ===========        ===========

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
  Proceeds                                                             $ 155,645          $  68,736          $ 128,183
  Gross realized investment gains                                          2,677              1,709             11,725
  Gross realized investment losses                                           508              1,640             13,255


 The Company owned investment securities of $1,060 and $1,130 that were deposited with insurance regulatory authorities at December 31, 1996 and 1995, respectively.

 The Company's investment in mortgage loans are principally collateralized by commercial real estate and are located in California.

 The Company had no impaired mortgage loans on real estate as of December 31, 1996 and 1995.

 Additional information on impaired loans for the years ended
 December 31 follows:

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
  Average investment in impaired loans                                 $       -          $   3,650          $   5,475
  Investment income recognized (cash basis)                                    -                233                275

 Net investment income arose from the following sources for the years ended December 31:

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
  Fixed maturity securities                                            $  22,153          $  25,046          $  28,255
  Equity securities                                                          183                  -                  -
  Mortgage loans                                                             388                686                975
  Policy loans on insurance contracts                                      4,133              3,903              3,680
  Cash and cash equivalents                                                1,559              1,103                659
                                                                      -----------        -----------        -----------

  Gross investment income                                                 28,416             30,738             33,569
  Less investment expenses                                                  (896)              (919)              (890)
                                                                      -----------        -----------        -----------
  Net investment income                                                $  27,520          $  29,819          $  32,679
                                                                      ===========        ===========        ===========

 Net realized investment gains (losses), including changes in valuation allowances, for the years ended December 31:

                                                                         1996                1995               1994
                                                                      -----------        -----------        -----------
  Fixed maturity securities                                            $     657          $     985          $  (1,767)
  Equity securities                                                        1,512               (916)               237
  Mortgage loans                                                               -               (334)              (688)
                                                                      -----------        -----------        -----------

  Net realized investment gains (losses)                               $   2,169          $    (265)         $  (2,218)
                                                                      ===========        ===========        ===========

 The following is a reconciliation of the change in valuation allowances which have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans for the years ended December 31, 1995 and 1994. During 1996, there were no valuation allowances recorded:

                                                   Balance at          Additions                             Balance at
                                                   Beginning           Charged to          Write -              End
                                                    of Year            Operations           Downs             of Year
                                                  ------------        ------------       ----------         -----------
       1995                                        $    1,536          $       -          $  1,536           $       -
       1994                                               848                688                 -               1,536

 The Company held no investments at December 31, 1996 which have been non-income producing for the preceding twelve months.

NOTE 4: FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
  Provision for income taxes computed at Federal statutory rate        $   4,833          $   5,334          $   2,552
  State corporate income taxes                                               (10)               (91)                 -
  Decrease in income taxes resulting from:
     Dividend received deduction                                            (235)               (31)              (670)
     Other                                                                     2                (34)               (64)
                                                                      -----------        -----------        -----------
       Federal income tax provision                                    $   4,590          $   5,178          $   1,818
                                                                      ===========        ===========        ===========

 The Federal statutory rate for each of the three years in the period ended December 31, 1996 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                            1996              1995              1994
                                                                      -----------        -----------        -----------
  Deferred policy acquisition costs                                    $    (259)         $   1,239          $     887
  Policyholders' account balances                                          4,053                738                833
  Liability for guaranty fund assessments                                     50                  -                  -
  Investment adjustments                                                     642              1,445              1,117
  Other                                                                        2                 64               (806)
                                                                      -----------        -----------        -----------

  Deferred Federal income tax provision                                $   4,488          $   3,486          $   2,031
                                                                      ===========        ===========        ===========

 Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                          1996               1995
                                                                      -----------        -----------
  Deferred tax assets:
   Policyholders' account balances                                     $   4,224          $   8,277
   Investment adjustments                                                  1,939              2,581
   Other                                                                       -                  2
                                                                      -----------        -----------

      Total deferred tax assets                                            6,163             10,860
                                                                      -----------        -----------


  Deferred tax liabilities:
   Deferred policy acquisition costs                                       6,150              6,409
   Liability for guaranty fund assessments                                    50                  -
   Net unrealized investment gain                                            589                829
                                                                      -----------        -----------
      Total deferred tax liabilities                                       6,789              7,238
                                                                      -----------        -----------

      Net deferred tax asset (liability)                               $    (626)         $   3,622
                                                                      ===========        ===========

 The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5: RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,258, $3,968 and $3,673 for 1996, 1995 and
 1994 respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $74, $88 and $50 for 1996, 1995 and 1994, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $186, $206 and $203 for 1996, 1995 and 1994, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $1,334, $2,424 and $5,329 for 1996, 1995 and 1994, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 1996 and 1995, the outstanding balance of these loans was $3,075. Repayments made on these loans during 1996, 1995, and 1994 were $0, $1,261 and $1,214, respectively. Interest was calculated on these loans at LIBOR plus 150 basis points. Intercompany interest paid on these loans during 1996, 1995 and 1994 was $366, $359 and $302, respectively.

NOTE 6: STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 At December 31, 1996 and 1995, $41,214 and $58,790,
 respectively, of stockholder's equity was available for distribution to MLIG. Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. During 1996, the Company paid a $35,000 dividend to MLIG. No dividends were declared or paid during 1995 and 1994. Statutory capital and surplus at December 31, 1996 and 1995, was $52,895 and $72,113, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principals utilized in theses financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes and valuing securities on a different basis. The Company's statutory net income for 1996, 1995 and 1994 was $12,884, $3,080 and $3,816, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilized the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1996, and 1995, based on the RBC formula, the Company's total adjusted capital level was 626% and 709%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE 7: COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

                          * * * * * *

                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     ML Life Insurance Company of New York's By-Laws provide, in Article VII,
Section 7.1 as follows:

     Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

          a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

          b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

          c) the related expenses of any such person in any other of said categories may be advanced by the Company.

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

     Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the Indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

NEW YORK BUSINESS CORPORATION LAW

     In addition, Sections 722, 723, and 724 of the New York Business Corporation Law generally provide that a corporation has the power (and in some instances the obligation) to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                    REPRESENTATION PURSUANT TO SECTION 26(E)



     ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:
     The facing sheet.

     The Prospectus consisting of 83 pages.

     Undertaking to file reports.
     Rule 484 Undertaking.

     Representation Pursuant to Section 26(e).

     The signatures.
     Written Consents of the Following Persons:
        (a) Barry G. Skolnick, Esq.
        (b) Joseph E. Crowne, Jr., F.S.A.

        (c) Sutherland, Asbill & Brennan, L.L.P.

        (d) Deloitte & Touche LLP, Independent Auditors
     The following exhibits:


1.A.   (1)               Resolution of the Board of Directors of ML Life Insurance Company of New
                         York establishing the Separate Account
       (2)               Not applicable
       (3) (a)           Distribution Agreement between ML Life Insurance Company of New York and
                         Merrill Lynch, Pierce, Fenner & Smith Incorporated
           (b)           Amended Sales Agreement between ML Life Insurance Company of New York and
                         Merrill Lynch Life Agency Inc.
           (c)           Schedules of Sales Commissions
       (4)               Not applicable
       (5) (a) (1)       Flexible Premium Variable Universal Life Insurance Policy
           (b) (1)       Backdating Endorsement
               (2) (a)   Additional Insurance Rider for Flexible Premium Variable Universal Life
                         Insurance Policy
       (6) (a)           Charter of ML Life Insurance Company of New York
           (b)           By-Laws of ML Life Insurance Company of New York
       (7)               Not applicable
       (8) (a)           Agreement between ML Life Insurance Company of New York and Merrill Lynch
                         Funds Distributor, Inc.
           (b)           Agreement between ML Life Insurance Company of New York and Merrill
                         Lynch, Pierce, Fenner & Smith Incorporated
           (c)           Participation Agreement among Merrill Lynch Life Insurance Company, ML
                         Life Insurance Company of New York and Monarch Life Insurance Company
                         (Incorporated by Reference to Registrant's Post-Effective Amendment No. 3
                         to Form S-6 Registration No. 33-61670 Filed April 27, 1994)
           (d)           Management Agreement between Royal Tandem Life Insurance Company and
                         Merrill Lynch Asset Management, Inc.
           (e)           Form of Participation Agreement Among ML Life Insurance Company of New
                         York, Alliance Capital Management L.P., and Alliance Fund Distributors,
                         Inc. (Incorporated by Reference to ML Life of New York Variable Annuity
                         Separate Account A's Post-Effective Amendment No. 10 to Form N-4
                         Registration No. 33-43654 Filed December 9, 1996)
           (f)           Form of Participation Agreement Among MFS Variable Insurance Trust, ML
                         Life Insurance Company of New York, and Massachusetts Financial Services
                         Company (Incorporated by Reference to ML Life of New York Variable
                         Annuity Separate Account A's Post-Effective Amendment No. 10 to Form N-4
                         Registration No. 33-43654 Filed December 9, 1996)

           (g)           Participation Agreement By and Among AIM Variable Insurance Funds, Inc.,
                         AIM Distributors, Inc., and ML Life Insurance Company of New York
                         (Incorporated by Reference to ML Life of New York Variable Annuity
                         Separate Account A's Post- Effective Amendment No. 11 to Form N-4
                         Registration No. 33-43654 Filed April 24, 1997)
       (9) (a)           Service Agreement between Tandem Financial Group, Inc. and Royal Tandem
                         Life Insurance Company
           (b)           Service Agreement between ML Life Insurance Company of New York and
                         Merrill Lynch Life Insurance Company
      (10) (a)           Variable Life Insurance Application
           (b)           Application for Reinstatement
      (11) (a)           Memorandum describing ML Life Insurance Company of New York's Issuance,
                         Transfer and Redemption Procedures (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61672 Filed March 1, 1994)
      (11) (b)           Supplement to Memorandum describing ML Life Insurance Company of New
                         York's Issuance, Transfer and Redemption Procedures
2.        See Exhibit 1.A.(5)
3.        Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered (Incorporated by Reference to Registrant's Post-Effective Amendment No.
          5 to Form S-6 Registration No. 33-61672 Filed April 26, 1996)
4.        Not applicable
5.        Not applicable
6.        Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered
7.         (a)           Power of Attorney of Frederick J.C. Butler (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (b)           Power of Attorney of Michael P. Cogswell (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (c)           Power of Attorney of Sandra K. Cox (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (d)           Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (e)           Power of Attorney of David E. Dunford (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (f)           Power of Attorney of Francis X. Ervin, Jr. (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (g)           Power of Attorney of Gail R. Farkas (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (h)           Power of Attorney of John C.R. Hele (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (i)           Power of Attorney of Robert L. Israeloff (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)

           (j)           Power of Attorney of Allen N. Jones (Incorporated by Reference to ML Life
                         of New York Variable Annuity Separate Account A's Post-Effective
                         Amendment No. 11 to Form N-4 Registration No. 33-43654 Filed April 24,
                         1997)
           (k)           Power of Attorney of Cynthia L. Kahn (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (l)           Power of Attorney of Robert A. King (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (m)           Power of Attorney of Irving M. Pollack (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (n)           Power of Attorney of Barry G. Skolnick (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (o)           Power of Attorney of Anthony J. Vespa (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
           (p)           Power of Attorney of William A. Wilde, III (Incorporated by Reference to
                         Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                         33-61670 Filed March 1, 1994)
8.         (a)           Written Consent of Barry G. Skolnick, Esq.
           (b)           Written Consent of Joseph E. Crowne, Jr., F.S.A. (See Exhibit 6)
           (c)           Written Consent of Sutherland, Asbill & Brennan, L.L.P.
           (d)           Written Consent of Deloitte & Touche LLP, Independent Auditors
27.                      Financial Data Schedule

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, ML of New York Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 6 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 21st day of April 1997.


                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                                  (Registrant)

                   By: ML LIFE INSURANCE COMPANY OF NEW YORK
                                  (Depositor)

Attest:  /s/ EDWARD W. DIFFIN, JR.               By:  /s/ BARRY G. SKOLNICK
         ------------------------------------         ------------------------------------
         Edward W. Diffin, Jr.                        Barry G. Skolnick
         Vice President                               Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 1997.



               SIGNATURE                                      TITLE
----------------------------------------     ----------------------------------------


                 *                           Chairman of the Board, President, and
----------------------------------------     Chief Executive Officer
Anthony J. Vespa

                 *                           Director, Senior Vice President, Chief
----------------------------------------     Financial Officer, Chief Actuary, and
Joseph E. Crowne, Jr.                        Treasurer

                 *                           Director, Senior Vice President, and
----------------------------------------     Chief Investment Officer
David M. Dunford

                 *                           Director and Senior Vice President
----------------------------------------
Gail R. Farkas

                 *                           Director, Vice President, and Senior
----------------------------------------     Counsel
Michael P. Cogswell

                 *                           Director
----------------------------------------
Frederick J.C. Butler

                 *                           Director
----------------------------------------
Robert L. Israeloff

               SIGNATURE                                      TITLE
----------------------------------------     ----------------------------------------


                 *                           Director
----------------------------------------
Allen N. Jones

                 *                           Director
----------------------------------------
Cynthia L. Kahn

                 *                           Director
----------------------------------------
Robert A. King

                 *                           Director
----------------------------------------
Irving M. Pollack

                 *                           Director
----------------------------------------
William A. Wilde, III

*By: /s/ BARRY G. SKOLNICK                   In his own capacity as Director, Senior
----------------------------------------     Vice President, General Counsel,
           Barry G. Skolnick                 Secretary and as Attorney-In-Fact

                                 EXHIBIT INDEX


 1.A.1.           Resolution of the Board of Directors of ML Life Insurance Company of New
                  York establishing the Separate Account
 1.A.3.(a)        Distribution Agreement Between ML Life Insurance Company of New York and
                  Merrill Lynch, Pierce, Fenner & Smith Incorporated
 1.A.3.(b)        Amended Sales Agreement between ML Life Insurance Company of New York and
                  Merrill Lynch Life Agency, Inc.
 1.A.3.(c)        Schedules of Sales Commissions
 1.A.5(a)(1)      Flexible Premium Variable Universal Life Insurance Policy
 1.A.5(b)(1)      Backdating Endorsement
 1.A.5(b)(2)(a)   Additional Insurance Rider for Flexible Premium Variable Universal Life
                  Insurance Policy
 1.A.6(a)         Charter of ML Life Insurance Company of New York
 1.A.6(b)         By-Laws of ML Life Insurance Company of New York
 1.A.8(a)         Agreement between ML Life Insurance Company of New York and Merrill Lynch
                  Funds Distributor, Inc.
 1.A.8(b)         Agreement between ML Life Insurance Company of New York and Merrill Lynch,
                  Pierce, Fenner & Smith Incorporated
 1.A.8(d)         Management Agreement between Royal Tandem Life Insurance Company and Merrill
                  Lynch Asset Management, Inc.
 1.A.9(a)         Service Agreement between Tandem Financial Group, Inc. and Royal Tandem Life
                  Insurance Company
 1.A.9(b)         Service Agreement among ML Life Insurance Company of New York and Merrill
                  Lynch Life Insurance Company
 1.A.10(a)        Variable Life Insurance Application
 1.A.10(b)        Application for Reinstatement
 1.A.11(b)        Supplement to Memorandum describing ML Life Insurance Company of New York's
                  Issuance, Transfer and Redemption Procedures
 6.               Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered
 8.(a)            Written Consent of Barry G. Skolnick, Esq.
 8.(c)            Written Consent of Sutherland, Asbill & Brennan, L.L.P.
 8.(d)            Written Consent of Deloitte & Touche LLP, Independent Auditors
27.               Financial Data Schedule
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